UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02841

Fidelity Capital Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Value Fund Fidelity® Value Fund : FDVLX

This semi-annual shareholder report contains information about Fidelity® Value Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Fund	$ 38	0.69%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$9,694,463,682
Number of Holdings	202
Portfolio Turnover	100%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.2
Financials	16.6
Health Care	10.7
Information Technology	10.4
Consumer Discretionary	8.4
Energy	7.9
Real Estate	6.9
Utilities	5.6
Materials	4.1
Consumer Staples	2.7
Communication Services	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.2
Canada - 4.5
United Kingdom - 1.6
Germany - 1.1
France - 1.0
Israel - 0.8
Portugal - 0.6
Puerto Rico - 0.6
Hong Kong - 0.4
Others - 1.2

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	3.1
Sandisk Corp/DE	1.4
PG&E Corp	1.3
Iron Mountain Inc	1.2
SS&C Technologies Holdings Inc	1.1
Delta Air Lines Inc	1.0
Apollo Global Management Inc	1.0
Equinix Inc	0.9
Eversource Energy	0.9
LPL Financial Holdings Inc	0.9
12.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915597.101    39-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Value Fund Fidelity® Value Fund Class K : FVLKX

This semi-annual shareholder report contains information about Fidelity® Value Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 34	0.63%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$9,694,463,682
Number of Holdings	202
Portfolio Turnover	100%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.2
Financials	16.6
Health Care	10.7
Information Technology	10.4
Consumer Discretionary	8.4
Energy	7.9
Real Estate	6.9
Utilities	5.6
Materials	4.1
Consumer Staples	2.7
Communication Services	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.2
Canada - 4.5
United Kingdom - 1.6
Germany - 1.1
France - 1.0
Israel - 0.8
Portugal - 0.6
Puerto Rico - 0.6
Hong Kong - 0.4
Others - 1.2

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	3.1
Sandisk Corp/DE	1.4
PG&E Corp	1.3
Iron Mountain Inc	1.2
SS&C Technologies Holdings Inc	1.1
Delta Air Lines Inc	1.0
Apollo Global Management Inc	1.0
Equinix Inc	0.9
Eversource Energy	0.9
LPL Financial Holdings Inc	0.9
12.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915596.101    2102-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Stock Selector Small Cap Fund Fidelity® Stock Selector Small Cap Fund : FDSCX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Small Cap Fund	$ 47	0.86%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$6,913,518,357
Number of Holdings	228
Portfolio Turnover	37%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.8
Health Care	15.8
Information Technology	15.4
Financials	14.4
Consumer Discretionary	9.8
Energy	6.3
Materials	5.6
Real Estate	4.9
Utilities	2.1
Consumer Staples	1.8
Communication Services	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.5
Canada - 3.8
Thailand - 2.1
United Kingdom - 1.2
Japan - 1.2
Puerto Rico - 1.0
Netherlands - 0.7
Chile - 0.4
Israel - 0.4
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
IES Holdings Inc	2.5
Advanced Energy Industries Inc	2.1
Fabrinet	1.7
Sanmina Corp	1.7
FirstCash Holdings Inc	1.6
TD SYNNEX Corp	1.2
Weatherford International PLC	1.1
Terex Corp	1.1
First BanCorp/Puerto Rico	1.0
Nextpower Inc Class A	1.0
15.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915675.101    336-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Stock Selector Small Cap Fund Fidelity Advisor® Stock Selector Small Cap Fund Class Z : FSSZX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.74%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$6,913,518,357
Number of Holdings	228
Portfolio Turnover	37%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.8
Health Care	15.8
Information Technology	15.4
Financials	14.4
Consumer Discretionary	9.8
Energy	6.3
Materials	5.6
Real Estate	4.9
Utilities	2.1
Consumer Staples	1.8
Communication Services	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.5
Canada - 3.8
Thailand - 2.1
United Kingdom - 1.2
Japan - 1.2
Puerto Rico - 1.0
Netherlands - 0.7
Chile - 0.4
Israel - 0.4
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
IES Holdings Inc	2.5
Advanced Energy Industries Inc	2.1
Fabrinet	1.7
Sanmina Corp	1.7
FirstCash Holdings Inc	1.6
TD SYNNEX Corp	1.2
Weatherford International PLC	1.1
Terex Corp	1.1
First BanCorp/Puerto Rico	1.0
Nextpower Inc Class A	1.0
15.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915674.101    2887-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Stock Selector Small Cap Fund Fidelity Advisor® Stock Selector Small Cap Fund Class M : FCDTX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 76	1.40%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$6,913,518,357
Number of Holdings	228
Portfolio Turnover	37%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.8
Health Care	15.8
Information Technology	15.4
Financials	14.4
Consumer Discretionary	9.8
Energy	6.3
Materials	5.6
Real Estate	4.9
Utilities	2.1
Consumer Staples	1.8
Communication Services	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.5
Canada - 3.8
Thailand - 2.1
United Kingdom - 1.2
Japan - 1.2
Puerto Rico - 1.0
Netherlands - 0.7
Chile - 0.4
Israel - 0.4
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
IES Holdings Inc	2.5
Advanced Energy Industries Inc	2.1
Fabrinet	1.7
Sanmina Corp	1.7
FirstCash Holdings Inc	1.6
TD SYNNEX Corp	1.2
Weatherford International PLC	1.1
Terex Corp	1.1
First BanCorp/Puerto Rico	1.0
Nextpower Inc Class A	1.0
15.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915672.101    1865-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Stock Selector Small Cap Fund Fidelity Advisor® Stock Selector Small Cap Fund Class I : FCDIX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 48	0.88%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$6,913,518,357
Number of Holdings	228
Portfolio Turnover	37%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.8
Health Care	15.8
Information Technology	15.4
Financials	14.4
Consumer Discretionary	9.8
Energy	6.3
Materials	5.6
Real Estate	4.9
Utilities	2.1
Consumer Staples	1.8
Communication Services	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.5
Canada - 3.8
Thailand - 2.1
United Kingdom - 1.2
Japan - 1.2
Puerto Rico - 1.0
Netherlands - 0.7
Chile - 0.4
Israel - 0.4
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
IES Holdings Inc	2.5
Advanced Energy Industries Inc	2.1
Fabrinet	1.7
Sanmina Corp	1.7
FirstCash Holdings Inc	1.6
TD SYNNEX Corp	1.2
Weatherford International PLC	1.1
Terex Corp	1.1
First BanCorp/Puerto Rico	1.0
Nextpower Inc Class A	1.0
15.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915673.101    1866-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Stock Selector Small Cap Fund Fidelity Advisor® Stock Selector Small Cap Fund Class C : FCDCX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 103	1.90%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$6,913,518,357
Number of Holdings	228
Portfolio Turnover	37%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.8
Health Care	15.8
Information Technology	15.4
Financials	14.4
Consumer Discretionary	9.8
Energy	6.3
Materials	5.6
Real Estate	4.9
Utilities	2.1
Consumer Staples	1.8
Communication Services	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.5
Canada - 3.8
Thailand - 2.1
United Kingdom - 1.2
Japan - 1.2
Puerto Rico - 1.0
Netherlands - 0.7
Chile - 0.4
Israel - 0.4
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
IES Holdings Inc	2.5
Advanced Energy Industries Inc	2.1
Fabrinet	1.7
Sanmina Corp	1.7
FirstCash Holdings Inc	1.6
TD SYNNEX Corp	1.2
Weatherford International PLC	1.1
Terex Corp	1.1
First BanCorp/Puerto Rico	1.0
Nextpower Inc Class A	1.0
15.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915671.101    1864-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Stock Selector Small Cap Fund Fidelity Advisor® Stock Selector Small Cap Fund Class A : FCDAX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 62	1.14%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$6,913,518,357
Number of Holdings	228
Portfolio Turnover	37%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.8
Health Care	15.8
Information Technology	15.4
Financials	14.4
Consumer Discretionary	9.8
Energy	6.3
Materials	5.6
Real Estate	4.9
Utilities	2.1
Consumer Staples	1.8
Communication Services	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.5
Canada - 3.8
Thailand - 2.1
United Kingdom - 1.2
Japan - 1.2
Puerto Rico - 1.0
Netherlands - 0.7
Chile - 0.4
Israel - 0.4
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
IES Holdings Inc	2.5
Advanced Energy Industries Inc	2.1
Fabrinet	1.7
Sanmina Corp	1.7
FirstCash Holdings Inc	1.6
TD SYNNEX Corp	1.2
Weatherford International PLC	1.1
Terex Corp	1.1
First BanCorp/Puerto Rico	1.0
Nextpower Inc Class A	1.0
15.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915670.101    1862-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Focused Stock Fund Fidelity® Focused Stock Fund : FTQGX

This semi-annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Focused Stock Fund	$ 41	0.79%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$4,956,008,226
Number of Holdings	43
Portfolio Turnover	133%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	42.7
Industrials	14.5
Communication Services	11.0
Consumer Discretionary	10.9
Health Care	7.4
Financials	7.1
Materials	3.0
Energy	2.5
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.9
Taiwan - 4.9
Switzerland - 3.7
Canada - 2.5
Finland - 2.0

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	9.5
NVIDIA Corp	8.0
Western Digital Corp	7.4
Amazon.com Inc	5.8
Taiwan Semiconductor Manufacturing Co Ltd ADR	4.9
Eli Lilly & Co	4.3
Cummins Inc	4.1
TE Connectivity PLC	3.7
Intel Corp	3.5
Corning Inc	3.2
54.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915668.101    333-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Disciplined Equity Fund Fidelity® Disciplined Equity Fund : FDEQX

This semi-annual shareholder report contains information about Fidelity® Disciplined Equity Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disciplined Equity Fund	$ 39	0.77%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$2,274,835,515
Number of Holdings	118
Portfolio Turnover	64%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.2
Industrials	17.9
Communication Services	13.2
Financials	9.4
Consumer Discretionary	6.8
Health Care	5.8
Energy	3.5
Materials	2.9
Consumer Staples	2.0
Real Estate	1.4
Utilities	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.0
Taiwan - 1.3
Canada - 0.8
United Kingdom - 0.5
Netherlands - 0.2
Japan - 0.2
Australia - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.7
Amazon.com Inc	5.1
Alphabet Inc Class A	4.8
Microsoft Corp	4.3
Alphabet Inc Class C	3.9
Broadcom Inc	3.8
Meta Platforms Inc Class A	3.2
Apple Inc	2.5
Western Digital Corp	2.4
GE Aerospace	2.3
42.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915652.101    315-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Disciplined Equity Fund Fidelity® Disciplined Equity Fund Class K : FDEKX

This semi-annual shareholder report contains information about Fidelity® Disciplined Equity Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 36	0.70%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$2,274,835,515
Number of Holdings	118
Portfolio Turnover	64%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.2
Industrials	17.9
Communication Services	13.2
Financials	9.4
Consumer Discretionary	6.8
Health Care	5.8
Energy	3.5
Materials	2.9
Consumer Staples	2.0
Real Estate	1.4
Utilities	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.0
Taiwan - 1.3
Canada - 0.8
United Kingdom - 0.5
Netherlands - 0.2
Japan - 0.2
Australia - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.7
Amazon.com Inc	5.1
Alphabet Inc Class A	4.8
Microsoft Corp	4.3
Alphabet Inc Class C	3.9
Broadcom Inc	3.8
Meta Platforms Inc Class A	3.2
Apple Inc	2.5
Western Digital Corp	2.4
GE Aerospace	2.3
42.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915651.101    2081-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Capital Appreciation Fund Fidelity® Capital Appreciation Fund : FDCAX

This semi-annual shareholder report contains information about Fidelity® Capital Appreciation Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Capital Appreciation Fund	$ 38	0.73%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$7,616,085,255
Number of Holdings	167
Portfolio Turnover	76%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.7
Industrials	12.6
Communication Services	11.5
Consumer Discretionary	11.0
Financials	10.2
Energy	7.1
Consumer Staples	5.2
Health Care	4.2
Materials	3.9
Real Estate	1.5
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.9
Canada - 2.5
Taiwan - 2.5
Korea (South) - 1.9
United Kingdom - 1.6
Brazil - 1.6
Germany - 0.9
Australia - 0.5
Netherlands - 0.4
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.4
Amazon.com Inc	6.6
Alphabet Inc Class A	4.9
Microsoft Corp	3.3
Apple Inc	3.2
Western Digital Corp	2.9
Meta Platforms Inc Class A	2.9
Alphabet Inc Class C	2.7
Seagate Technology Holdings PLC	2.4
Allison Transmission Holdings Inc	2.1
39.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915644.101    307-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Capital Appreciation Fund Fidelity® Capital Appreciation Fund Class K : FCAKX

This semi-annual shareholder report contains information about Fidelity® Capital Appreciation Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 35	0.66%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$7,616,085,255
Number of Holdings	167
Portfolio Turnover	76%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.7
Industrials	12.6
Communication Services	11.5
Consumer Discretionary	11.0
Financials	10.2
Energy	7.1
Consumer Staples	5.2
Health Care	4.2
Materials	3.9
Real Estate	1.5
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.9
Canada - 2.5
Taiwan - 2.5
Korea (South) - 1.9
United Kingdom - 1.6
Brazil - 1.6
Germany - 0.9
Australia - 0.5
Netherlands - 0.4
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.4
Amazon.com Inc	6.6
Alphabet Inc Class A	4.9
Microsoft Corp	3.3
Apple Inc	3.2
Western Digital Corp	2.9
Meta Platforms Inc Class A	2.9
Alphabet Inc Class C	2.7
Seagate Technology Holdings PLC	2.4
Allison Transmission Holdings Inc	2.1
39.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915643.101    2079-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Focused Stock Fund Fidelity Advisor® Focused Stock Fund Class A : FSFGX

This semi-annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 57	1.08%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$4,956,008,226
Number of Holdings	43
Portfolio Turnover	133%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	42.7
Industrials	14.5
Communication Services	11.0
Consumer Discretionary	10.9
Health Care	7.4
Financials	7.1
Materials	3.0
Energy	2.5
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.9
Taiwan - 4.9
Switzerland - 3.7
Canada - 2.5
Finland - 2.0

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	9.5
NVIDIA Corp	8.0
Western Digital Corp	7.4
Amazon.com Inc	5.8
Taiwan Semiconductor Manufacturing Co Ltd ADR	4.9
Eli Lilly & Co	4.3
Cummins Inc	4.1
TE Connectivity PLC	3.7
Intel Corp	3.5
Corning Inc	3.2
54.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918449.101    7853-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Focused Stock Fund Fidelity Advisor® Focused Stock Fund Class M : FSFJX

This semi-annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	1.33%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$4,956,008,226
Number of Holdings	43
Portfolio Turnover	133%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	42.7
Industrials	14.5
Communication Services	11.0
Consumer Discretionary	10.9
Health Care	7.4
Financials	7.1
Materials	3.0
Energy	2.5
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.9
Taiwan - 4.9
Switzerland - 3.7
Canada - 2.5
Finland - 2.0

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	9.5
NVIDIA Corp	8.0
Western Digital Corp	7.4
Amazon.com Inc	5.8
Taiwan Semiconductor Manufacturing Co Ltd ADR	4.9
Eli Lilly & Co	4.3
Cummins Inc	4.1
TE Connectivity PLC	3.7
Intel Corp	3.5
Corning Inc	3.2
54.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918453.101    7854-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Focused Stock Fund Fidelity Advisor® Focused Stock Fund Class C : FSFMX

This semi-annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 97	1.84%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$4,956,008,226
Number of Holdings	43
Portfolio Turnover	133%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	42.7
Industrials	14.5
Communication Services	11.0
Consumer Discretionary	10.9
Health Care	7.4
Financials	7.1
Materials	3.0
Energy	2.5
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.9
Taiwan - 4.9
Switzerland - 3.7
Canada - 2.5
Finland - 2.0

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	9.5
NVIDIA Corp	8.0
Western Digital Corp	7.4
Amazon.com Inc	5.8
Taiwan Semiconductor Manufacturing Co Ltd ADR	4.9
Eli Lilly & Co	4.3
Cummins Inc	4.1
TE Connectivity PLC	3.7
Intel Corp	3.5
Corning Inc	3.2
54.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918451.101    7855-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Focused Stock Fund Fidelity Advisor® Focused Stock Fund Class I : FSFNX

This semi-annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 43	0.82%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$4,956,008,226
Number of Holdings	43
Portfolio Turnover	133%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	42.7
Industrials	14.5
Communication Services	11.0
Consumer Discretionary	10.9
Health Care	7.4
Financials	7.1
Materials	3.0
Energy	2.5
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.9
Taiwan - 4.9
Switzerland - 3.7
Canada - 2.5
Finland - 2.0

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	9.5
NVIDIA Corp	8.0
Western Digital Corp	7.4
Amazon.com Inc	5.8
Taiwan Semiconductor Manufacturing Co Ltd ADR	4.9
Eli Lilly & Co	4.3
Cummins Inc	4.1
TE Connectivity PLC	3.7
Intel Corp	3.5
Corning Inc	3.2
54.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918455.101    7856-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Focused Stock Fund Fidelity Advisor® Focused Stock Fund Class Z : FSFOX

This semi-annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.71%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$4,956,008,226
Number of Holdings	43
Portfolio Turnover	133%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	42.7
Industrials	14.5
Communication Services	11.0
Consumer Discretionary	10.9
Health Care	7.4
Financials	7.1
Materials	3.0
Energy	2.5
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.9
Taiwan - 4.9
Switzerland - 3.7
Canada - 2.5
Finland - 2.0

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	9.5
NVIDIA Corp	8.0
Western Digital Corp	7.4
Amazon.com Inc	5.8
Taiwan Semiconductor Manufacturing Co Ltd ADR	4.9
Eli Lilly & Co	4.3
Cummins Inc	4.1
TE Connectivity PLC	3.7
Intel Corp	3.5
Corning Inc	3.2
54.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918457.101    7857-TSRS-0626

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Value Fund

Semi-Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Value Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
CANADA - 4.5%
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
Gildan Activewear Inc	1,066,100	66,162,793
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Canadian Natural Resources Ltd	1,126,000	53,748,916
Cenovus Energy Inc	2,556,281	74,786,768
Imperial Oil Ltd	626,300	83,897,043
TOTAL ENERGY		212,432,727
Financials - 0.2%
Capital Markets - 0.2%
Onex Corp Subordinate Voting Shares	244,900	20,634,450
Industrials - 1.1%
Ground Transportation - 0.5%
TFI International Inc	354,600	50,738,069
Machinery - 0.6%
ATS Corp (a)	1,119,000	36,304,583
NFI Group Inc (a)	1,280,000	20,504,877
		56,809,460
TOTAL INDUSTRIALS		107,547,529
Materials - 0.3%
Chemicals - 0.1%
Methanex Corp (United States)	154,779	10,144,215
Paper & Forest Products - 0.2%
Interfor Corp (a)	2,988,113	21,492,152
TOTAL MATERIALS		31,636,367
TOTAL CANADA		438,413,866
FRANCE - 1.0%
Communication Services - 0.2%
Media - 0.2%
JCDecaux SE	1,083,900	24,043,054
Energy - 0.8%
Energy Equipment & Services - 0.8%
Vallourec SACA	2,424,700	72,993,466
TOTAL FRANCE		97,036,520
GERMANY - 1.1%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Birkenstock Holding Plc (a)(b)	1,008,215	39,058,249
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (a)	200,000	20,690,000
Industrials - 0.5%
Electrical Equipment - 0.5%
Siemens Energy AG	219,200	46,456,748
TOTAL GERMANY		106,204,997
HONG KONG - 0.4%
Financials - 0.4%
Insurance - 0.4%
Prudential PLC	2,734,505	41,207,757
Prudential PLC rights (a)(e)(f)	2,651,505	502,967

TOTAL HONG KONG		41,710,724
ISRAEL - 0.8%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Teva Pharmaceutical Industries Ltd ADR (a)	1,238,700	43,441,209
Information Technology - 0.4%
IT Services - 0.4%
Wix.com Ltd (a)(b)	507,800	37,927,582
TOTAL ISRAEL		81,368,791
MEXICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Grupo Televisa SAB ADR	912,500	2,600,625
NORWAY - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
TGS ASA	2,399,600	38,980,194
PORTUGAL - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Galp Energia SGPS SA	2,519,200	59,014,915
PUERTO RICO - 0.6%
Financials - 0.6%
Banks - 0.6%
Popular Inc	362,731	54,529,351
SPAIN - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (c)(d)	821,400	27,650,481
SWITZERLAND - 0.3%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Garrett Motion Inc	1,198,420	30,691,536
UNITED KINGDOM - 1.6%
Energy - 0.4%
Energy Equipment & Services - 0.4%
Subsea 7 SA	1,095,800	39,409,863
Financials - 0.7%
Capital Markets - 0.7%
Marex Group PLC	1,273,600	67,946,560
Utilities - 0.5%
Electric Utilities - 0.5%
SSE PLC	1,337,188	47,877,194
TOTAL UNITED KINGDOM		155,233,617
UNITED STATES - 87.0%
Communication Services - 0.8%
Interactive Media & Services - 0.1%
ZoomInfo Technologies Inc (a)(b)	1,242,558	7,765,987
Media - 0.7%
Nexstar Media Group Inc	305,437	63,573,657
Thryv Holdings Inc (a)(b)	1,524,464	5,457,581
		69,031,238
TOTAL COMMUNICATION SERVICES		76,797,225
Consumer Discretionary - 7.0%
Automobile Components - 0.7%
Patrick Industries Inc	419,259	38,991,087
Versigent PLC	743,183	25,989,110
		64,980,197
Distributors - 0.2%
LKQ Corp	738,126	23,310,019
Diversified Consumer Services - 0.6%
Driven Brands Holdings Inc (a)(b)	4,480,317	60,797,902
Hotels, Restaurants & Leisure - 1.0%
Carnival Corp	1,944,600	51,551,346
Hilton Grand Vacations Inc (a)	991,900	46,589,543
		98,140,889
Household Durables - 1.2%
Mohawk Industries Inc (a)	445,800	47,058,648
Somnigroup International Inc	382,700	29,031,622
Whirlpool Corp (b)	772,989	43,333,763
		119,424,033
Leisure Products - 0.8%
BRP Inc Subordinate Voting Shares	491,757	27,517,539
Brunswick Corp/DE	630,900	50,125,005
		77,642,544
Specialty Retail - 2.0%
Academy Sports & Outdoors Inc	112,220	6,154,145
Bath & Body Works Inc	2,778,600	54,015,984
Lithia Motors Inc (b)	221,086	64,141,471
Murphy USA Inc	8,394	4,935,672
Signet Jewelers Ltd	177,377	15,791,874
Upbound Group Inc	2,153,420	42,551,579
		187,590,725
Textiles, Apparel & Luxury Goods - 0.5%
PVH Corp	273,918	25,047,062
Samsonite Group SA (c)(d)	12,896,100	23,614,431
		48,661,493
TOTAL CONSUMER DISCRETIONARY		680,547,802
Consumer Staples - 2.7%
Beverages - 1.2%
Keurig Dr Pepper Inc	1,808,200	53,161,080
Primo Brands Corp Class A	2,946,900	60,057,822
		113,218,902
Consumer Staples Distribution & Retail - 0.8%
Performance Food Group Co (a)	539,238	48,833,393
Sprouts Farmers Market Inc (a)	336,100	27,509,785
		76,343,178
Food Products - 0.7%
Bunge Global SA (b)	192,300	24,435,560
Darling Ingredients Inc (a)	798,194	51,268,001
		75,703,561
TOTAL CONSUMER STAPLES		265,265,641
Energy - 3.5%
Energy Equipment & Services - 1.7%
Expro Group Holdings NV (a)(b)	3,106,000	56,560,260
Noble Corp PLC (b)	1,144,022	58,379,443
Weatherford International PLC	470,950	51,969,332
		166,909,035
Oil, Gas & Consumable Fuels - 1.8%
Delek US Holdings Inc	1,168,700	54,449,733
Sunoco LP	445,959	31,061,044
Sunococorp LLC	196,300	13,089,284
Targa Resources Corp	297,113	77,273,150
		175,873,211
TOTAL ENERGY		342,782,246
Financials - 14.7%
Banks - 2.0%
East West Bancorp Inc	392,766	49,673,116
First Citizens BancShares Inc/NC Class A (b)	25,392	50,373,157
First Citizens BancShares Inc/NC Class B	5,600	9,140,382
Pinnacle Financial Partners Inc	407,156	40,284,015
Western Alliance Bancorp	529,400	43,167,276
		192,637,946
Capital Markets - 2.5%
Ares Management Corp Class A	317,866	37,317,468
BGC Group Inc Class A	4,028,293	45,237,730
LPL Financial Holdings Inc	254,800	85,136,325
Raymond James Financial Inc	313,100	49,569,992
Victory Capital Holdings Inc Class A (b)	350,312	27,502,995
		244,764,510
Consumer Finance - 2.3%
Capital One Financial Corp	376,500	72,024,450
Credit Acceptance Corp (a)	68,600	34,636,826
OneMain Holdings Inc	902,080	53,015,242
PROG Holdings Inc	694,189	24,872,791
SLM Corp	1,675,621	38,673,333
		223,222,642
Financial Services - 4.5%
Apollo Global Management Inc	695,802	89,563,633
Corebridge Financial Inc	505,942	13,933,643
Corpay Inc (a)	223,600	68,526,692
Fiserv Inc (a)	868,500	54,411,525
Global Payments Inc	698,700	50,278,452
Remitly Global Inc (a)	2,831,300	61,977,157
Shift4 Payments Inc Class A (a)(b)	442,903	19,611,745
Voya Financial Inc	295,300	24,202,788
WEX Inc (a)(b)	338,200	50,841,606
		433,347,241
Insurance - 3.4%
Arthur J Gallagher & Co	334,500	69,040,800
First American Financial Corp	699,737	49,072,556
Globe Life Inc	248,000	38,266,399
Primerica Inc	206,643	58,122,477
Reinsurance Group of America Inc	327,549	69,263,512
Ryan Specialty Holdings Inc Class A (b)	1,253,360	43,579,327
		327,345,071
TOTAL FINANCIALS		1,421,317,410
Health Care - 10.1%
Biotechnology - 0.2%
Moderna Inc (a)	473,400	21,747,995
Health Care Equipment & Supplies - 2.0%
GE HealthCare Technologies Inc	697,827	42,455,795
Haemonetics Corp (a)	94,142	5,656,992
Lantheus Holdings Inc (a)	765,913	64,811,558
QuidelOrtho Corp (a)	3,235,425	39,795,728
Solventum Corp (a)	615,697	41,473,350
		194,193,423
Health Care Providers & Services - 4.7%
Acadia Healthcare Co Inc (a)(b)	2,572,293	66,609,527
AdaptHealth Corp (a)	4,246,596	55,672,874
BrightSpring Health Services Inc (a)	1,214,000	58,235,580
Cigna Group/The	170,800	49,631,064
CVS Health Corp	596,600	49,690,814
LifeStance Health Group Inc (a)	5,299,699	40,118,721
Molina Healthcare Inc (a)	300,372	58,458,399
PACS Group Inc (a)	2,033,514	68,224,395
		446,641,374
Health Care Technology - 0.5%
Waystar Holding Corp (a)	2,267,400	48,465,675
Life Sciences Tools & Services - 1.7%
Bruker Corp	232,739	8,543,849
Fortrea Holdings Inc (a)	1,967,436	22,625,514
ICON PLC (a)	528,770	62,569,354
IQVIA Holdings Inc (a)	286,350	45,349,250
Sotera Health Co (a)	1,961,104	30,514,778
		169,602,745
Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC (a)	244,485	49,635,345
Viatris Inc	3,292,100	49,183,974
		98,819,319
TOTAL HEALTH CARE		979,470,531
Industrials - 22.6%
Aerospace & Defense - 0.8%
Textron Inc	819,100	78,600,836
Air Freight & Logistics - 2.2%
FedEx Corp	138,000	55,656,780
Forward Air Corp Class A (a)(b)	945,172	19,905,322
GXO Logistics Inc (a)	993,706	56,770,424
United Parcel Service Inc Class B	700,200	76,181,760
		208,514,286
Building Products - 2.1%
Griffon Corp	113,673	10,363,567
Hayward Holdings Inc (a)	2,203,315	33,071,758
Masterbrand Inc (a)(b)	3,362,300	30,193,454
Resideo Technologies Inc (a)(b)	1,476,600	61,086,943
Tecnoglass Inc	427,960	18,436,517
UFP Industries Inc	561,023	50,205,948
		203,358,187
Commercial Services & Supplies - 2.4%
Brink's Co/The	494,500	52,787,875
Clean Harbors Inc (a)	155,500	48,621,740
GEO Group Inc/The (a)	564,186	10,443,083
HNI Corp (b)	1,588,561	58,046,019
MillerKnoll Inc	1,263,884	20,323,255
Vestis Corp (a)	4,799,563	46,651,752
		236,873,724
Construction & Engineering - 1.7%
AECOM	577,242	48,546,052
Centuri Holdings Inc (a)	1,826,525	68,677,340
WillScot Holdings Corp	2,150,700	48,691,848
		165,915,240
Electrical Equipment - 1.2%
Acuity Inc	221,505	64,185,504
Regal Rexnord Corp	226,356	48,673,331
		112,858,835
Ground Transportation - 1.9%
ArcBest Corp	358,377	45,718,154
Lyft Inc Class A (a)	1,429,658	20,229,661
Ryder System Inc	257,870	65,439,670
U-Haul Holding Co Class N	1,197,344	57,101,335
		188,488,820
Machinery - 3.0%
Allison Transmission Holdings Inc	524,629	70,483,906
Gates Industrial Corp PLC (a)	2,357,500	60,375,575
Mueller Industries Inc	350,200	47,427,586
Oshkosh Corp (b)	386,500	60,409,950
Terex Corp	829,600	51,601,120
		290,298,137
Marine Transportation - 0.5%
Matson Inc (b)	272,968	47,613,807
Passenger Airlines - 1.0%
Delta Air Lines Inc	1,403,400	95,417,166
Professional Services - 4.0%
Amentum Holdings Inc (a)(b)	1,795,959	47,108,005
Concentrix Corp (b)	1,263,300	30,091,806
First Advantage Corp (a)(b)	4,079,005	52,048,104
KBR Inc	1,852,638	69,455,399
Maximus Inc	65,042	4,268,055
Science Applications International Corp	130,262	12,605,454
SS&C Technologies Holdings Inc	1,356,200	93,984,660
TransUnion	963,418	68,402,678
		377,964,161
Trading Companies & Distributors - 1.8%
Boise Cascade Co	330,907	26,230,998
GATX Corp	212,607	41,653,963
Herc Holdings Inc	380,685	48,316,541
McGrath RentCorp	380,979	42,117,228
Rush Enterprises Inc Class A	235,520	17,435,546
		175,754,276
TOTAL INDUSTRIALS		2,181,657,475
Information Technology - 10.0%
Electronic Equipment, Instruments & Components - 2.5%
Arrow Electronics Inc (a)	308,200	57,889,206
Avnet Inc	734,800	60,628,348
Sanmina Corp (a)	295,800	64,431,156
TD SYNNEX Corp	279,200	63,707,856
		246,656,566
IT Services - 0.6%
Everforth Inc (a)	315,581	6,658,759
GoDaddy Inc Class A (a)	558,300	48,454,857
		55,113,616
Semiconductors & Semiconductor Equipment - 1.7%
Axcelis Technologies Inc (a)	190,363	26,481,397
First Solar Inc (a)	297,500	60,062,275
ON Semiconductor Corp (a)	820,120	82,676,297
		169,219,969
Software - 0.7%
Gen Digital Inc	3,279,500	63,261,555
Technology Hardware, Storage & Peripherals - 4.5%
Sandisk Corp/DE (a)	126,211	138,391,624
Western Digital Corp	677,700	294,474,204
		432,865,828
TOTAL INFORMATION TECHNOLOGY		967,117,534
Materials - 3.6%
Chemicals - 1.4%
Corteva Inc	963,051	78,016,762
Scotts Miracle-Gro Co/The (b)	911,571	57,155,501
		135,172,263
Construction Materials - 1.2%
Eagle Materials Inc	259,986	54,625,658
GCC SAB de CV	814,682	9,625,919
James Hardie Industries PLC (a)	2,547,445	53,470,871
		117,722,448
Containers & Packaging - 0.3%
Silgan Holdings Inc	736,300	29,856,965
Metals & Mining - 0.7%
Reliance Inc	186,199	67,497,138
TOTAL MATERIALS		350,248,814
Real Estate - 6.9%
Health Care REITs - 1.8%
American Healthcare REIT Inc	770,064	39,103,850
Ventas Inc	845,500	74,285,630
Welltower Inc	266,900	58,008,046
		171,397,526
Industrial REITs - 0.4%
Americold Realty Trust Inc	1,464,160	17,906,677
EastGroup Properties Inc	117,486	23,638,183
		41,544,860
Office REITs - 0.3%
Douglas Emmett Inc	2,609,621	28,210,003
Real Estate Management & Development - 1.1%
Compass Inc Class A (a)	6,483,165	49,077,559
Jones Lang LaSalle Inc (a)	184,500	58,694,985
		107,772,544
Retail REITs - 0.3%
Macerich Co/The	1,384,297	30,080,774
Specialized REITs - 3.0%
Equinix Inc	82,300	89,116,909
Iron Mountain Inc	910,700	114,739,093
Lamar Advertising Co Class A	242,900	33,481,336
Outfront Media Inc	1,799,035	55,500,230
		292,837,568
TOTAL REAL ESTATE		671,843,275
Utilities - 5.1%
Electric Utilities - 2.9%
Constellation Energy Corp	229,797	71,926,461
Eversource Energy (b)	1,259,600	89,053,720
PG&E Corp	7,446,800	123,765,816
		284,745,997
Gas Utilities - 0.7%
UGI Corp	1,997,544	72,091,363
Independent Power and Renewable Electricity Producers - 0.8%
Vistra Corp	479,300	75,652,712
Multi-Utilities - 0.7%
Sempra	670,000	63,730,400
TOTAL UTILITIES		496,220,472
TOTAL UNITED STATES		8,433,268,425
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd (a)	607,666	14,879,060
TOTAL COMMON STOCKS (Cost $7,513,461,311)		9,581,583,102

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	69,770,496	69,784,450
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	198,449,755	198,469,600
TOTAL MONEY MARKET FUNDS (Cost $268,253,761)			268,254,050

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $7,781,715,072)	9,849,837,152
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(155,373,470)
NET ASSETS - 100.0%	9,694,463,682

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $51,264,912 or 0.5% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,264,912 or 0.5% of net assets.

(e)	A portion of the security sold on a delayed delivery basis.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	66,308,248	1,296,373,379	1,292,894,160	1,437,908	(3,017)	-	69,784,450	69,770,496	0.1%
Fidelity Securities Lending Cash Central Fund	168,498,751	1,217,588,818	1,187,621,171	663,672	3,202	-	198,469,600	198,449,755	0.6%
Total	234,806,999	2,513,962,197	2,480,515,331	2,101,580	185	-	268,254,050

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	131,091,385	103,440,904	27,650,481	-
Consumer Discretionary	816,460,380	792,845,949	23,614,431	-
Consumer Staples	265,265,641	265,265,641	-	-
Energy	765,613,411	765,613,411	-	-
Financials	1,606,138,495	1,564,930,738	41,207,757	-
Health Care	1,043,601,740	1,043,601,740	-	-
Industrials	2,335,661,752	2,335,661,752	-	-
Information Technology	1,005,045,116	1,005,045,116	-	-
Materials	396,764,241	396,764,241	-	-
Real Estate	671,843,275	671,843,275	-	-
Utilities	544,097,666	496,220,472	47,877,194	-

Money Market Funds	268,254,050	268,254,050	-	-
Total Investments in Securities:	9,849,837,152	9,709,487,289	140,349,863	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $414,090,311) - See accompanying schedule:
Unaffiliated issuers (cost $7,513,461,311)	$9,581,583,102
Fidelity Central Funds (cost $268,253,761)	268,254,050

Total Investment in Securities (cost $7,781,715,072)		$9,849,837,152
Cash		1,528,436
Foreign currency held at value (cost $408)		408
Receivable for investments sold
Regular delivery		213,128,115
Delayed delivery		510,624
Receivable for fund shares sold		1,417,653
Dividends receivable		3,381,181
Distributions receivable from Fidelity Central Funds		327,627
Prepaid expenses		2,234
Other receivables		44,375
Total assets		10,070,177,805
Liabilities
Payable for investments purchased
Regular delivery	$166,014,396
Delayed delivery	1,021,247
Payable for fund shares redeemed	4,027,113
Accrued management fee	6,085,581
Other payables and accrued expenses	96,186
Collateral on securities loaned	198,469,600
Total liabilities		375,714,123
Net Assets		$9,694,463,682
Net Assets consist of:
Paid in capital		$6,850,682,607
Total accumulated earnings (loss)		2,843,781,075
Net Assets		$9,694,463,682

Net Asset Value and Maximum Offering Price
Value :
Net Asset Value, offering price and redemption price per share ($8,662,227,036 ÷ 548,829,831 shares)		$15.78
Class K :
Net Asset Value, offering price and redemption price per share ($1,032,236,646 ÷ 65,144,259 shares)		$15.85
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$60,737,329
Interest		101,577
Income from Fidelity Central Funds (including $663,672 from security lending)		2,101,580
Security lending		37,578
Total income		62,978,064
Expenses
Management fee
Basic fee	$26,209,697
Performance adjustment	3,995,005
Custodian fees and expenses	56,421
Independent trustees' fees and expenses	13,519
Registration fees	101,266
Audit fees	37,742
Legal	8,136
Interest	5,930
Miscellaneous	12,195
Total expenses before reductions	30,439,911
Expense reductions	(9,966)
Total expenses after reductions		30,429,945
Net Investment income (loss)		32,548,119
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	486,650,992
Redemptions in-kind	347,667,739
Fidelity Central Funds	185
Foreign currency transactions	(92,481)
Futures contracts	(186,468)
Total net realized gain (loss)		834,039,967
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	847,260,535
Assets and liabilities in foreign currencies	23,621
Futures contracts	516,567
Total change in net unrealized appreciation (depreciation)		847,800,723
Net gain (loss)		1,681,840,690
Net increase (decrease) in net assets resulting from operations		$1,714,388,809
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,548,119	$100,342,541
Net realized gain (loss)	834,039,967	770,454,311
Change in net unrealized appreciation (depreciation)	847,800,723	(410,717,063)
Net increase (decrease) in net assets resulting from operations	1,714,388,809	460,079,789
Distributions to shareholders	(786,243,326)	(1,348,344,033)

Share transactions - net increase (decrease)	516,385,321	(34,488,587)
Total increase (decrease) in net assets	1,444,530,804	(922,752,831)

Net Assets
Beginning of period	8,249,932,878	9,172,685,709
End of period	$9,694,463,682	$8,249,932,878

Financial Highlights
Fidelity® Value Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.31	$15.77	$12.52	$13.27	$15.72	$9.57
Income from Investment Operations
Net investment income (loss) A,B	.05	.16	.16	.13	.17	.12
Net realized and unrealized gain (loss)	2.81	.72	3.62	- C	(1.18)	6.15
Total from investment operations	2.86	.88	3.78	.13	(1.01)	6.27
Distributions from net investment income	(.20)	(.18)	(.15)	(.09)	(.20)	(.12)
Distributions from net realized gain	(1.19)	(2.16)	(.38)	(.80)	(1.24)	-
Total distributions	(1.39)	(2.34)	(.53)	(.88) D	(1.44)	(.12)
Net asset value, end of period	$15.78	$14.31	$15.77	$12.52	$13.27	$15.72
Total Return E,F	21.26%	5.78%	30.95%	.97%	(6.80)%	65.91%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.69% I	.68%	.82%	.87%	.83%	.79%
Expenses net of fee waivers, if any	.69 % I	.68%	.81%	.87%	.83%	.79%
Expenses net of all reductions, if any	.69% I	.68%	.81%	.87%	.83%	.79%
Net investment income (loss)	.73% I	1.18%	1.05%	.99%	1.18%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$8,662,227	$7,652,968	$8,185,041	$6,539,068	$7,189,566	$8,360,984
Portfolio turnover rate J	100 % I,K	67%	85%	69%	74%	77%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Value Fund Class K

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.35	$15.80	$12.54	$13.30	$15.74	$9.59
Income from Investment Operations
Net investment income (loss) A,B	.06	.18	.17	.14	.18	.13
Net realized and unrealized gain (loss)	2.83	.70	3.64	- C	(1.17)	6.15
Total from investment operations	2.89	.88	3.81	.14	(.99)	6.28
Distributions from net investment income	(.20)	(.17)	(.16)	(.10)	(.21)	(.13)
Distributions from net realized gain	(1.19)	(2.16)	(.38)	(.80)	(1.24)	-
Total distributions	(1.39)	(2.33)	(.55) D	(.90)	(1.45)	(.13)
Net asset value, end of period	$15.85	$14.35	$15.80	$12.54	$13.30	$15.74
Total Return E,F	21.43%	5.78%	31.11%	.99%	(6.63)%	65.90%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.63% I	.60%	.75%	.79%	.75%	.71%
Expenses net of fee waivers, if any	.63 % I	.60%	.74%	.78%	.74%	.71%
Expenses net of all reductions, if any	.62% I	.60%	.74%	.78%	.74%	.71%
Net investment income (loss)	.80% I	1.25%	1.12%	1.07%	1.27%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$1,032,237	$596,965	$987,645	$629,578	$1,159,684	$1,168,209
Portfolio turnover rate J	100 % I,K	67%	85%	69%	74%	77%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,518,316,000
Gross unrealized depreciation	(506,637,382)
Net unrealized appreciation (depreciation)	$2,011,678,618
Tax cost	$7,838,158,534

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Value Fund	4,894,473,543	4,375,076,548

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Value Fund	54,566,294	-	347,667,739	347,667,739	800,037,502
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Value	.63
Class K	.55

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Value	.60
Class K	.53

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Value Fund	Russell Midcap Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Value. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .09%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Value Fund	$36,189

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Value Fund	147,801

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Value Fund	Borrower	26,672,000	4.00%	5,930

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Value Fund	437,119,058	311,943,662	45,770,890
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Value Fund	5,475
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Value Fund	74,689	112,918	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Value Fund	223,738,547
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $9,966.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Value Fund
Distributions to shareholders
Value	$730,496,525	$1,206,152,710
Class K	55,746,801	142,191,323
Total	$786,243,326	$1,348,344,033
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Value Fund
Value
Shares sold	66,795,571	25,929,866	$990,281,416	$370,971,635
Reinvestment of distributions	44,658,202	74,058,435	620,749,010	1,044,223,931
Shares redeemed	(97,566,952)	(84,087,754)	(1,429,484,373)	(1,162,622,862)
Net increase (decrease)	13,886,821	15,900,547	$181,546,053	$252,572,704
Class K
Shares sold	25,516,446	6,338,957	$366,255,688	$89,503,375
Reinvestment of distributions	3,996,186	10,055,963	55,746,801	142,191,323
Shares redeemed	(5,954,815)	(37,322,742)	(87,163,221)	(518,755,989)
Net increase (decrease)	23,557,817	(20,927,822)	$334,839,268	$(287,061,291)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703562.128
VAL-SANN-0626
Fidelity® Stock Selector Small Cap Fund

Semi-Annual Report
April 30, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Stock Selector Small Cap Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.4%
	Shares	Value ($)
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	136,773	1,827,287
BRAZIL - 0.2%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Embraer SA ADR	241,196	15,122,989
CANADA - 3.8%
Energy - 1.1%
Energy Equipment & Services - 0.7%
CES Energy Solutions Corp	2,955,800	42,084,274
Oil, Gas & Consumable Fuels - 0.4%
Teekay Tankers Ltd Class A	328,800	25,827,240
TOTAL ENERGY		67,911,514
Financials - 0.6%
Capital Markets - 0.6%
TMX Group Ltd	1,055,801	43,060,607
Health Care - 0.4%
Biotechnology - 0.4%
Xenon Pharmaceuticals Inc (b)	546,385	30,619,415
Industrials - 0.1%
Electrical Equipment - 0.1%
Electrovaya Inc (United States) (b)	1,116,900	10,342,494
Information Technology - 0.1%
Software - 0.1%
Lumine Group Inc Subordinate Voting Shares (b)(c)	441,663	6,574,466
Materials - 0.4%
Metals & Mining - 0.4%
Major Drilling Group International Inc (b)	677,100	7,811,063
OR Royalties Inc	620,693	22,861,023
TOTAL MATERIALS		30,672,086
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Colliers International Group Inc Subordinate Voting Shares	274,732	28,720,097
Utilities - 0.7%
Gas Utilities - 0.7%
Brookfield Infrastructure Corp (United States) (a)	1,272,809	47,093,933
TOTAL CANADA		264,994,612
CHILE - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Lundin Mining Corp	1,162,897	29,843,994
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	32,406	7,433,288
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Criteo SA ADR (b)	210,700	3,990,658
GUATEMALA - 0.3%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Millicom International Cellular SA	266,551	22,624,849
ISRAEL - 0.4%
Information Technology - 0.4%
IT Services - 0.1%
Wix.com Ltd (a)(b)	106,500	7,954,485
Semiconductors & Semiconductor Equipment - 0.3%
Nova Ltd (b)	36,500	18,265,695
TOTAL ISRAEL		26,220,180
JAPAN - 1.2%
Industrials - 0.2%
Machinery - 0.2%
Takeuchi Manufacturing Co Ltd	315,817	14,236,669
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Allegro MicroSystems Inc (b)	1,348,002	65,378,097
TOTAL JAPAN		79,614,766
NETHERLANDS - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
Argenx SE ADR (b)	35,011	27,368,799
Newamsterdam Pharma Co NV (a)(b)	406,900	11,621,064
uniQure NV (a)(b)	348,300	6,948,585

TOTAL NETHERLANDS		45,938,448
PUERTO RICO - 1.0%
Financials - 1.0%
Banks - 1.0%
First BanCorp/Puerto Rico	2,970,613	72,126,484
THAILAND - 2.1%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
BKV Corp (b)	849,202	26,775,339
Information Technology - 1.7%
Electronic Equipment, Instruments & Components - 1.7%
Fabrinet (b)	176,604	120,703,536
TOTAL THAILAND		147,478,875
UNITED KINGDOM - 1.2%
Communication Services - 0.1%
Media - 0.1%
4imprint Group PLC	251,400	12,465,852
Consumer Discretionary - 0.3%
Leisure Products - 0.3%
Games Workshop Group PLC	65,854	17,465,151
Energy - 0.8%
Energy Equipment & Services - 0.8%
TechnipFMC PLC	705,981	53,350,984
TOTAL UNITED KINGDOM		83,281,987
UNITED STATES - 85.9%
Consumer Discretionary - 9.5%
Automobile Components - 1.1%
Patrick Industries Inc	380,950	35,428,350
Phinia Inc	574,886	41,478,025
		76,906,375
Distributors - 0.2%
GigaCloud Technology Inc Class A (b)	348,500	15,504,765
Diversified Consumer Services - 1.0%
Frontdoor Inc (b)	307,600	21,110,588
Laureate Education Inc (b)	1,543,397	46,448,533
		67,559,121
Hotels, Restaurants & Leisure - 0.4%
Brinker International Inc (b)	115,500	17,583,720
Lindblad Expeditions Holdings Inc (b)	46,400	859,792
Pursuit Attractions and Hospitality Inc (b)	285,600	12,018,048
		30,461,560
Household Durables - 2.3%
Champion Homes Inc (b)	293,684	22,387,531
Green Brick Partners Inc (a)(b)	839,348	56,605,630
Installed Building Products Inc	138,388	39,931,857
Lovesac Co/The (a)(b)	338,366	5,349,566
SharkNinja Inc (b)	296,762	34,284,914
		158,559,498
Leisure Products - 0.4%
Acushnet Holdings Corp (a)	258,081	24,987,402
Specialty Retail - 2.7%
Academy Sports & Outdoors Inc	656,100	35,980,524
Boot Barn Holdings Inc (b)	330,318	56,633,021
Group 1 Automotive Inc	59,800	21,340,826
Murphy USA Inc	77,211	45,400,068
RealReal Inc/The (b)	1,416,900	16,846,941
Warby Parker Inc Class A (b)	377,600	8,352,512
		184,553,892
Textiles, Apparel & Luxury Goods - 1.4%
Crocs Inc (b)	205,988	21,006,656
Kontoor Brands Inc	616,377	45,217,417
Samsonite Group SA (c)(e)	4,579,341	8,385,367
Steven Madden Ltd	588,353	22,098,539
		96,707,979
TOTAL CONSUMER DISCRETIONARY		655,240,592
Consumer Staples - 1.8%
Beverages - 0.6%
Vita Coco Co Inc/The (b)	615,494	40,616,449
Consumer Staples Distribution & Retail - 0.6%
Performance Food Group Co (b)	225,800	20,448,448
Sprouts Farmers Market Inc (b)	230,700	18,882,795
		39,331,243
Food Products - 0.6%
Darling Ingredients Inc (b)	493,327	31,686,393
Post Holdings Inc (a)(b)	116,365	12,189,234
		43,875,627
TOTAL CONSUMER STAPLES		123,823,319
Energy - 4.0%
Energy Equipment & Services - 2.3%
Cactus Inc Class A (a)	553,324	30,831,213
Liberty Energy Inc Class A	513,200	17,341,028
Noble Corp PLC (a)	612,500	31,255,875
Weatherford International PLC	670,800	74,022,780
		153,450,896
Oil, Gas & Consumable Fuels - 1.7%
Antero Resources Corp (b)	627,319	24,628,544
Chord Energy Corp	410,386	59,752,202
Core Natural Resources Inc	190,741	17,117,097
Northern Oil & Gas Inc	712,892	19,362,147
		120,859,990
TOTAL ENERGY		274,310,886
Financials - 12.8%
Banks - 6.3%
Axos Financial Inc (b)	324,117	31,257,843
Central BanCo Inc	544,600	14,715,092
Community Financial System Inc	505,844	32,050,276
Connectone Bancorp Inc	503,324	14,707,127
CVB Financial Corp	1,500,500	30,565,185
East West Bancorp Inc	190,574	24,101,894
First Bancorp/Southern Pines NC	442,900	25,573,046
First Hawaiian Inc	1,070,800	29,211,424
First Horizon Corp	665,879	16,620,340
Glacier Bancorp Inc (a)	420,600	20,630,430
Pathward Financial Inc	617,500	53,623,700
Pinnacle Financial Partners Inc	345,785	34,211,968
SOUTHSTATE BANK CORP	504,336	49,258,497
TriCo Bancshares	593,865	29,853,594
Western Alliance Bancorp	256,840	20,942,734
		427,323,150
Capital Markets - 1.8%
Houlihan Lokey Inc Class A	126,552	19,583,922
Lazard Inc	678,343	32,899,636
Piper Sandler Cos	140,300	12,234,160
Stifel Financial Corp	598,617	47,177,006
Wealthfront Corp (b)	41,400	435,941
WisdomTree Inc	829,600	14,103,200
		126,433,865
Consumer Finance - 2.0%
FirstCash Holdings Inc	494,539	107,918,301
SLM Corp	1,401,858	32,354,882
		140,273,183
Financial Services - 1.1%
Essent Group Ltd	850,514	51,473,107
PennyMac Financial Services Inc	301,062	27,182,888
		78,655,995
Insurance - 1.6%
First American Financial Corp	231,794	16,255,713
Genworth Financial Inc Class A (b)	3,845,153	33,798,895
Primerica Inc	129,400	36,396,338
Selective Insurance Group Inc	305,070	25,610,627
		112,061,573
TOTAL FINANCIALS		884,747,766
Health Care - 14.6%
Biotechnology - 7.4%
Avalo Therapeutics Inc (b)	785,400	10,524,360
Caris Life Sciences Inc (b)	575,800	10,940,200
Cogent Biosciences Inc (b)	1,085,374	38,845,535
Cytokinetics Inc (b)	502,775	32,162,517
CytomX Therapeutics Inc (b)	2,450,510	10,341,152
Damora Therapeutics Inc (b)	403,200	10,346,112
Dianthus Therapeutics Inc (a)(b)	364,218	31,978,340
Disc Medicine Inc (b)	187,300	12,352,435
Insmed Inc (b)	111,250	15,166,713
Jade Biosciences Inc (b)	693,700	16,926,280
Kiniksa Pharmaceuticals International Plc Class A (b)	274,200	14,746,476
Kymera Therapeutics Inc (b)	314,000	25,455,980
Mineralys Therapeutics Inc (b)	365,488	9,740,255
Nuvalent Inc Class A (b)	287,419	28,822,377
Olema Pharmaceuticals Inc (b)	738,800	10,646,108
Oruka Therapeutics Inc (b)	344,956	23,598,440
Praxis Precision Medicines Inc (b)	80,600	25,697,698
Rhythm Pharmaceuticals Inc (b)	178,651	14,535,045
Spyre Therapeutics Inc (b)	383,335	28,539,291
Stoke Therapeutics Inc (b)	463,000	15,149,360
Twist Bioscience Corp (a)(b)	343,800	20,095,110
Tyra Biosciences Inc (b)	389,600	13,538,600
Upstream Bio Inc (b)	1,321,800	12,134,124
Vaxcyte Inc (b)	735,811	42,117,823
Viking Therapeutics Inc (a)(b)	453,700	14,146,366
Viridian Therapeutics Inc (b)	1,058,948	14,274,619
Zenas Biopharma Inc (b)	551,141	10,648,044
		513,469,360
Health Care Equipment & Supplies - 1.8%
Artivion Inc (b)	431,013	15,443,196
Axogen Inc (b)	520,800	22,498,560
Ceribell Inc (b)	901,542	18,175,087
Envista Holdings Corp (b)	190,000	4,928,599
Glaukos Corp (b)	130,600	18,763,302
Kestra Medical Technologies Ltd (b)	735,040	15,230,029
LivaNova PLC (b)	359,200	21,587,920
TransMedics Group Inc (b)	93,258	9,399,474
		126,026,167
Health Care Providers & Services - 2.6%
BrightSpring Health Services Inc (b)	792,700	38,025,819
Brookdale Senior Living Inc (b)	1,992,543	28,612,917
Ensign Group Inc/The	162,210	30,282,985
Guardant Health Inc (b)	276,300	24,060,204
Guardian Pharmacy Services Inc Class A (b)	249,725	9,264,798
HealthEquity Inc (a)(b)	131,600	10,795,148
Hims & Hers Health Inc Class A (a)(b)	198,600	5,395,961
Privia Health Group Inc (b)	1,222,703	30,384,170
		176,822,002
Health Care Technology - 0.2%
Waystar Holding Corp (b)	865,858	18,507,715
Life Sciences Tools & Services - 0.4%
10X Genomics Inc Class A (b)	745,100	16,429,455
Charles River Laboratories International Inc (b)	56,200	9,383,714
		25,813,169
Pharmaceuticals - 2.2%
Amylyx Pharmaceuticals Inc (b)	1,249,492	19,991,872
Axsome Therapeutics Inc (b)	123,300	25,615,575
Crinetics Pharmaceuticals Inc (b)	510,200	19,785,556
Elanco Animal Health Inc (b)	1,049,400	23,475,078
Enliven Therapeutics Inc (b)	653,091	26,926,942
Enliven Therapeutics Inc (b)(d)	120,720	4,977,286
MBX Biosciences Inc (a)(b)	419,900	12,689,378
Structure Therapeutics Inc ADR (b)	368,700	15,282,615
		148,744,302
TOTAL HEALTH CARE		1,009,382,715
Industrials - 20.3%
Aerospace & Defense - 0.4%
Carpenter Technology Corp	63,400	27,147,880
Air Freight & Logistics - 0.7%
GXO Logistics Inc (b)	886,382	50,639,004
Building Products - 1.8%
AZZ Inc	245,500	35,116,320
Resideo Technologies Inc (b)	538,600	22,281,882
Simpson Manufacturing Co Inc	301,166	57,441,391
Tecnoglass Inc	298,300	12,850,764
		127,690,357
Commercial Services & Supplies - 1.2%
Brink's Co/The	507,064	54,129,083
HNI Corp	334,856	12,235,638
Vestis Corp (b)	1,409,259	13,697,997
		80,062,718
Construction & Engineering - 6.2%
Cardinal Infrastructure Group Inc Class A	395,895	20,994,312
Construction Partners Inc Class A (b)	474,645	58,694,601
Granite Construction Inc	330,797	45,342,345
IES Holdings Inc (b)	258,470	166,475,358
Legence Corp Class A (a)	453,265	39,415,924
Primoris Services Corp	245,896	44,544,060
Sterling Infrastructure Inc (b)	77,300	39,857,426
WillScot Holdings Corp	312,600	7,077,264
		422,401,290
Electrical Equipment - 1.8%
Nextpower Inc Class A (b)	603,132	71,851,115
Thermon Group Holdings Inc (b)	917,259	55,484,997
		127,336,112
Ground Transportation - 0.3%
ArcBest Corp	151,200	19,288,584
Machinery - 3.6%
Atmus Filtration Technologies Inc	510,077	32,338,882
Blue Bird Corp (b)	393,200	25,208,052
Federal Signal Corp	253,200	31,176,516
Kadant Inc (a)	45,960	13,472,254
SPX Technologies Inc (a)(b)	315,303	69,022,980
Terex Corp	1,185,094	73,712,847
		244,931,531
Passenger Airlines - 0.6%
SkyWest Inc (b)	543,841	44,660,223
Professional Services - 1.5%
Amentum Holdings Inc (b)	941,533	24,696,411
CRA International Inc	117,400	18,486,978
ExlService Holdings Inc (b)	566,860	18,071,497
First Advantage Corp (a)(b)	866,108	11,051,537
FTI Consulting Inc (b)	98,700	17,696,910
KBR Inc	445,200	16,690,548
		106,693,881
Trading Companies & Distributors - 2.2%
Applied Industrial Technologies Inc	56,200	17,183,150
Herc Holdings Inc	434,841	55,190,020
Rush Enterprises Inc Class A	899,879	66,618,042
Xometry Inc Class A (b)	250,900	12,863,643
		151,854,855
TOTAL INDUSTRIALS		1,402,706,435
Information Technology - 12.2%
Communications Equipment - 0.8%
Ciena Corp (b)	108,640	57,316,291
Electronic Equipment, Instruments & Components - 7.0%
Advanced Energy Industries Inc	372,021	142,822,582
Belden Inc	432,131	48,606,095
ePlus Inc	256,449	21,718,666
OSI Systems Inc (b)	126,202	36,209,878
Sanmina Corp (b)	532,254	115,935,566
TD SYNNEX Corp	367,453	83,845,426
TTM Technologies Inc (b)	197,300	31,216,806
		480,355,019
Semiconductors & Semiconductor Equipment - 3.9%
Axcelis Technologies Inc (a)(b)	357,107	49,677,155
Diodes Inc (b)	332,800	35,659,520
MACOM Technology Solutions Holdings Inc (b)	244,119	68,746,352
MKS Inc	153,231	43,479,296
Onto Innovation Inc (b)	81,910	24,168,364
Veeco Instruments Inc (b)	944,667	47,091,650
		268,822,337
Software - 0.5%
Agilysys Inc (b)	166,300	10,653,178
Intapp Inc (b)	420,348	9,436,813
PAR Technology Corp (a)(b)	410,717	5,520,036
Riot Platforms Inc (b)	344,200	5,934,008
SPS Commerce Inc (b)	56,100	3,148,332
		34,692,367
TOTAL INFORMATION TECHNOLOGY		841,186,014
Materials - 4.8%
Chemicals - 1.6%
Element Solutions Inc	1,116,900	47,568,772
Minerals Technologies Inc	629,842	45,310,833
Perimeter Solutions Inc (b)	638,400	19,343,520
		112,223,125
Construction Materials - 1.0%
Eagle Materials Inc	265,815	55,850,390
Suncrete Inc (d)	748,818	11,681,560
		67,531,950
Metals & Mining - 1.5%
Century Aluminum Co (b)	334,300	19,870,792
Commercial Metals Co	862,515	59,479,034
Constellium SE (b)	753,800	23,578,864
		102,928,690
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp	491,003	35,445,507
Sylvamo Corp	259,709	11,097,365
		46,542,872
TOTAL MATERIALS		329,226,637
Real Estate - 4.5%
Diversified REITs - 0.8%
Essential Properties Realty Trust Inc	1,790,002	56,259,763
Health Care REITs - 1.7%
American Healthcare REIT Inc	1,224,713	62,190,926
CareTrust REIT Inc	1,402,035	55,310,281
		117,501,207
Industrial REITs - 0.6%
Americold Realty Trust Inc	1,315,100	16,083,673
Terreno Realty Corp	358,910	23,400,932
		39,484,605
Real Estate Management & Development - 0.5%
Jones Lang LaSalle Inc (b)	110,000	34,994,300
Retail REITs - 0.3%
Acadia Realty Trust	847,900	18,331,597
Specialized REITs - 0.6%
Outfront Media Inc	1,378,290	42,520,247
TOTAL REAL ESTATE		309,091,719
Utilities - 1.4%
Gas Utilities - 1.4%
Southwest Gas Holdings Inc	689,031	64,803,366
UGI Corp	1,052,578	37,987,540
TOTAL UTILITIES		102,790,906
TOTAL UNITED STATES		5,932,506,989
TOTAL COMMON STOCKS (Cost $4,409,419,713)		6,733,005,406

Money Market Funds - 4.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	200,694,557	200,734,696
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	110,720,646	110,731,718
TOTAL MONEY MARKET FUNDS (Cost $311,466,190)			311,466,414

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $4,720,885,903)	7,044,471,820
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(130,953,463)
NET ASSETS - 100.0%	6,913,518,357

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	532	6/2026	74,687,480	4,314,281

The notional amount of long futures as a percentage of Net Assets is 1.1%.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $14,959,833 or 0.2% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,658,846 or 0.2% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,385,367 or 0.1% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Enliven Therapeutics Inc	3/19/2024	1,690,080

Suncrete Inc	3/27/2026	7,488,180

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	110,843,854	1,009,712,560	919,817,441	2,587,365	(4,277)	-	200,734,696	200,694,557	0.3%
Fidelity Securities Lending Cash Central Fund	102,948,032	816,878,817	809,090,970	119,762	(4,161)	-	110,731,718	110,720,646	0.3%
Total	213,791,886	1,826,591,377	1,728,908,411	2,707,127	(8,438)	-	311,466,414

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	39,081,359	39,081,359	-	-
Consumer Discretionary	672,705,743	664,320,376	8,385,367	-
Consumer Staples	123,823,319	123,823,319	-	-
Energy	424,176,010	424,176,010	-	-
Financials	999,934,857	999,934,857	-	-
Health Care	1,093,373,866	1,093,373,866	-	-
Industrials	1,442,408,587	1,428,171,918	14,236,669	-
Information Technology	1,060,062,293	1,060,062,293	-	-
Materials	389,742,717	389,742,717	-	-
Real Estate	337,811,816	337,811,816	-	-
Utilities	149,884,839	149,884,839	-	-

Money Market Funds	311,466,414	311,466,414	-	-
Total Investments in Securities:	7,044,471,820	7,021,849,784	22,622,036	-

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	22,605	-	-	22,605
Derivative Instruments:

Assets
Futures Contracts	4,314,281	4,314,281	-	-
Total Assets	4,314,281	4,314,281	-	-
Total Derivative Instruments:	4,314,281	4,314,281	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	4,314,281	-
Total Equity Risk	4,314,281	-
Total Value of Derivatives	4,314,281	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $135,927,122) - See accompanying schedule:
Unaffiliated issuers (cost $4,409,419,713)	$6,733,005,406
Fidelity Central Funds (cost $311,466,190)	311,466,414

Total Investment in Securities (cost $4,720,885,903)		$7,044,471,820
Segregated cash with brokers for derivative instruments		5,659,327
Foreign currency held at value (cost $145)		146
Receivable for investments sold		1,918,853
Unrealized appreciation on unfunded commitments		22,605
Receivable for fund shares sold		7,023,431
Dividends receivable		1,031,202
Distributions receivable from Fidelity Central Funds		479,682
Receivable for variation margin on futures contracts		1,596,000
Prepaid expenses		1,386
Total assets		7,062,204,452
Liabilities
Payable for investments purchased	$16,775,614
Payable for fund shares redeemed	16,437,931
Accrued management fee	4,579,140
Distribution and service plan fees payable	128,031
Other payables and accrued expenses	34,963
Collateral on securities loaned	110,730,416
Total liabilities		148,686,095
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$6,913,518,357
Net Assets consist of:
Paid in capital		$4,446,164,397
Total accumulated earnings (loss)		2,467,353,960
Net Assets		$6,913,518,357

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($332,560,772 ÷ 7,064,023 shares)(a)		$47.08
Maximum offering price per share (100/94.25 of $47.08)		$49.95
Class M :
Net Asset Value and redemption price per share ($32,030,618 ÷ 717,058 shares)(a)		$44.67
Maximum offering price per share (100/96.50 of $44.67)		$46.29
Class C :
Net Asset Value and offering price per share ($61,344,446 ÷ 1,539,763 shares)(a)		$39.84
Stock Selector Small Cap :
Net Asset Value, offering price and redemption price per share ($3,248,362,776 ÷ 66,407,274 shares)		$48.92
Class I :
Net Asset Value, offering price and redemption price per share ($2,134,713,417 ÷ 43,410,264 shares)		$49.18
Class Z :
Net Asset Value, offering price and redemption price per share ($1,104,506,328 ÷ 22,485,022 shares)		$49.12
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$28,430,609
Interest		37,714
Income from Fidelity Central Funds (including $119,762 from security lending)		2,707,127
Security lending		13,942
Total income		31,189,392
Expenses
Management fee
Basic fee	$21,851,893
Performance adjustment	3,695,802
Distribution and service plan fees	693,678
Custodian fees and expenses	35,722
Independent trustees' fees and expenses	8,974
Registration fees	178,175
Audit fees	29,447
Legal	3,950
Miscellaneous	7,884
Total expenses before reductions	26,505,525
Expense reductions	(3,347)
Total expenses after reductions		26,502,178
Net Investment income (loss)		4,687,214
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	176,377,219
Fidelity Central Funds	(8,438)
Foreign currency transactions	304
Futures contracts	(737,292)
Total net realized gain (loss)		175,631,793
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	943,332,445
Unfunded commitments	22,605
Assets and liabilities in foreign currencies	1,927
Futures contracts	3,917,004
Total change in net unrealized appreciation (depreciation)		947,273,981
Net gain (loss)		1,122,905,774
Net increase (decrease) in net assets resulting from operations		$1,127,592,988
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,687,214	$8,546,249
Net realized gain (loss)	175,631,793	30,709,260
Change in net unrealized appreciation (depreciation)	947,273,981	396,116,627
Net increase (decrease) in net assets resulting from operations	1,127,592,988	435,372,136
Distributions to shareholders	(40,615,585)	(125,043,234)

Share transactions - net increase (decrease)	397,456,574	748,993,754
Total increase (decrease) in net assets	1,484,433,977	1,059,322,656

Net Assets
Beginning of period	5,429,084,380	4,369,761,724
End of period	$6,913,518,357	$5,429,084,380

Financial Highlights
Fidelity Advisor® Stock Selector Small Cap Fund Class A

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$39.37	$37.05	$26.73	$27.51	$36.93	$24.09
Income from Investment Operations
Net investment income (loss) A,B	(.02)	(.04)	(.01)	(.01)	(.03) C	(.15)
Net realized and unrealized gain (loss)	7.91	3.30	10.34	(.75)	(5.76)	13.42
Total from investment operations	7.89	3.26	10.33	(.76)	(5.79)	13.27
Distributions from net investment income	(.02)	(.21)	(.01)	(.02)	-	-
Distributions from net realized gain	(.16)	(.73)	-	-	(3.63)	(.43)
Total distributions	(.18)	(.94)	(.01)	(.02)	(3.63)	(.43)
Net asset value, end of period	$47.08	$39.37	$37.05	$26.73	$27.51	$36.93
Total Return D,E,F	20.10%	8.90%	38.65%	(2.75)%	(16.94)%	55.62%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.14% I	1.13%	1.17%	1.23%	1.21%	1.19%
Expenses net of fee waivers, if any	1.14 % I	1.13%	1.16%	1.23%	1.21%	1.19%
Expenses net of all reductions, if any	1.14% I	1.13%	1.16%	1.23%	1.21%	1.19%
Net investment income (loss)	(.11)% I	(.10)%	(.03)%	(.05)%	(.10)% C	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$332,561	$249,083	$259,764	$109,397	$98,903	$107,670
Portfolio turnover rate J	37 % I	46%	36%	38%	38%	59%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.29)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Stock Selector Small Cap Fund Class M

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$37.40	$35.23	$25.48	$26.28	$35.46	$23.20
Income from Investment Operations
Net investment income (loss) A,B	(.08)	(.12)	(.10)	(.09)	(.10) C	(.23)
Net realized and unrealized gain (loss)	7.51	3.13	9.85	(.70)	(5.53)	12.92
Total from investment operations	7.43	3.01	9.75	(.79)	(5.63)	12.69
Distributions from net investment income	- D	(.12)	-	(.01)	-	-
Distributions from net realized gain	(.16)	(.73)	-	-	(3.55)	(.43)
Total distributions	(.16)	(.84) E	-	(.01)	(3.55)	(.43)
Net asset value, end of period	$44.67	$37.40	$35.23	$25.48	$26.28	$35.46
Total Return F,G,H	19.92%	8.65%	38.27%	(3.01)%	(17.19)%	55.24%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.40% K	1.39%	1.44%	1.51%	1.48%	1.46%
Expenses net of fee waivers, if any	1.40 % K	1.39%	1.43%	1.51%	1.48%	1.45%
Expenses net of all reductions, if any	1.40% K	1.39%	1.43%	1.50%	1.48%	1.45%
Net investment income (loss)	(.37)% K	(.36)%	(.30)%	(.33)%	(.37)% C	(.71)%
Supplemental Data
Net assets, end of period (000 omitted)	$32,031	$25,840	$21,608	$14,476	$14,222	$17,020
Portfolio turnover rate L	37 % K	46%	36%	38%	38%	59%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.56)%.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns do not include the effect of the sales charges.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Stock Selector Small Cap Fund Class C

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$33.45	$31.75	$23.07	$23.91	$32.61	$21.48
Income from Investment Operations
Net investment income (loss) A,B	(.16)	(.26)	(.23)	(.20)	(.23) C	(.36)
Net realized and unrealized gain (loss)	6.71	2.79	8.91	(.64)	(5.05)	11.92
Total from investment operations	6.55	2.53	8.68	(.84)	(5.28)	11.56
Distributions from net investment income	-	(.11)	-	-	-	-
Distributions from net realized gain	(.16)	(.73)	-	-	(3.42)	(.43)
Total distributions	(.16)	(.83) D	-	-	(3.42)	(.43)
Net asset value, end of period	$39.84	$33.45	$31.75	$23.07	$23.91	$32.61
Total Return E,F,G	19.64%	8.07%	37.62%	(3.51)%	(17.61)%	54.40%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.90% J	1.89%	1.93%	2.01%	2.00%	1.98%
Expenses net of fee waivers, if any	1.90 % J	1.89%	1.93%	2.00%	1.99%	1.97%
Expenses net of all reductions, if any	1.90% J	1.89%	1.93%	2.00%	1.99%	1.97%
Net investment income (loss)	(.87)% J	(.86)%	(.79)%	(.83)%	(.88)% C	(1.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$61,344	$47,869	$35,475	$18,420	$15,666	$18,908
Portfolio turnover rate K	37 % J	46%	36%	38%	38%	59%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.08)%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Stock Selector Small Cap Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$40.96	$38.47	$27.74	$28.48	$38.11	$24.77
Income from Investment Operations
Net investment income (loss) A,B	.04	.07	.08	.07	.06 C	(.05)
Net realized and unrealized gain (loss)	8.22	3.43	10.73	(.77)	(5.96)	13.82
Total from investment operations	8.26	3.50	10.81	(.70)	(5.90)	13.77
Distributions from net investment income	(.14)	(.28)	(.08)	(.04)	(.06)	-
Distributions from net realized gain	(.16)	(.73)	-	-	(3.67)	(.43)
Total distributions	(.30)	(1.01)	(.08)	(.04)	(3.73)	(.43)
Net asset value, end of period	$48.92	$40.96	$38.47	$27.74	$28.48	$38.11
Total Return D,E	20.27%	9.22%	39.03%	(2.48)%	(16.73)%	56.11%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.86% H	.85%	.90%	.96%	.93%	.90%
Expenses net of fee waivers, if any	.86 % H	.85%	.89%	.95%	.93%	.90%
Expenses net of all reductions, if any	.86% H	.85%	.89%	.95%	.93%	.90%
Net investment income (loss)	.17% H	.18%	.24%	.23%	.18% C	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,248,363	$2,597,245	$2,060,668	$1,283,486	$1,339,623	$1,654,316
Portfolio turnover rate I	37 % H	46%	36%	38%	38%	59%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.01)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Stock Selector Small Cap Fund Class I

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$41.18	$38.71	$27.92	$28.67	$38.34	$24.93
Income from Investment Operations
Net investment income (loss) A,B	.03	.06	.08	.06	.05 C	(.06)
Net realized and unrealized gain (loss)	8.28	3.45	10.79	(.78)	(5.99)	13.90
Total from investment operations	8.31	3.51	10.87	(.72)	(5.94)	13.84
Distributions from net investment income	(.15)	(.31)	(.08)	(.03)	(.06)	-
Distributions from net realized gain	(.16)	(.73)	-	-	(3.67)	(.43)
Total distributions	(.31)	(1.04)	(.08)	(.03)	(3.73)	(.43)
Net asset value, end of period	$49.18	$41.18	$38.71	$27.92	$28.67	$38.34
Total Return D,E	20.26%	9.19%	39.01%	(2.50)%	(16.72)%	56.03%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.88% H	.87%	.91%	.98%	.94%	.92%
Expenses net of fee waivers, if any	.88 % H	.87%	.91%	.97%	.94%	.91%
Expenses net of all reductions, if any	.88% H	.87%	.91%	.97%	.94%	.91%
Net investment income (loss)	.15% H	.16%	.23%	.21%	.17% C	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,134,713	$1,646,287	$1,159,482	$471,072	$296,360	$307,876
Portfolio turnover rate I	37 % H	46%	36%	38%	38%	59%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.02)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Stock Selector Small Cap Fund Class Z

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$41.16	$38.69	$27.90	$28.61	$38.27	$24.85
Income from Investment Operations
Net investment income (loss) A,B	.06	.11	.13	.11	.09 C	(.02)
Net realized and unrealized gain (loss)	8.26	3.46	10.78	(.78)	(5.98)	13.87
Total from investment operations	8.32	3.57	10.91	(.67)	(5.89)	13.85
Distributions from net investment income	(.20)	(.37)	(.12)	(.04)	(.11)	-
Distributions from net realized gain	(.16)	(.73)	-	-	(3.67)	(.43)
Total distributions	(.36)	(1.10)	(.12)	(.04)	(3.77) D	(.43)
Net asset value, end of period	$49.12	$41.16	$38.69	$27.90	$28.61	$38.27
Total Return E,F	20.31%	9.35%	39.19%	(2.34)%	(16.62)%	56.26%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.74% I	.73%	.77%	.83%	.81%	.79%
Expenses net of fee waivers, if any	.74 % I	.73%	.76%	.82%	.81%	.79%
Expenses net of all reductions, if any	.74% I	.73%	.76%	.82%	.81%	.79%
Net investment income (loss)	.29% I	.30%	.37%	.35%	.30% C	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,104,506	$862,761	$832,765	$309,702	$225,408	$167,395
Portfolio turnover rate J	37 % I	46%	36%	38%	38%	59%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .11%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Stock Selector Small Cap, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,531,262,146
Gross unrealized depreciation	(228,863,462)
Net unrealized appreciation (depreciation)	$2,302,398,684
Tax cost	$4,746,387,417

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via reorganization, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable. The total amount of commitments outstanding at period end is presented in the table below.

	Investment to be Acquired	Shares	Commitment Amount ($)
Fidelity Stock Selector Small Cap Fund	Korsana Biosciences, Inc.	295,100	694,488
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Stock Selector Small Cap Fund	1,412,315,491	1,107,249,851

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.76
Class M	.77
Class C	.77
Stock Selector Small Cap	.73
Class I	.75
Class Z	.61

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.76
Class M	.77
Class C	.77
Stock Selector Small Cap	.73
Class I	.75
Class Z	.61

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Stock Selector Small Cap Fund	Russell 2000 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Stock Selector Small Cap. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .12%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	353,458	24,979
Class M	.25%	.25%	71,940	687
Class C	.75%	.25%	268,280	62,633
			693,678	88,299

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	80,474
Class M	3,141
Class CA	82
83,697

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Stock Selector Small Cap Fund	20,870

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Stock Selector Small Cap Fund	180,799,906	98,030,775	29,980,239
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Stock Selector Small Cap Fund	3,714
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Stock Selector Small Cap Fund	14,037	24	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Stock Selector Small Cap Fund	23,581,323
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3,347.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Stock Selector Small Cap Fund
Distributions to shareholders
Class A	$1,150,404	$6,851,812
Class M	112,724	537,937
Class C	229,426	1,128,612
Stock Selector Small Cap	19,246,492	56,059,886
Class I	12,496,396	35,531,142
Class Z	7,380,143	24,933,845
Total	$40,615,585	$125,043,234
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Stock Selector Small Cap Fund
Class A
Shares sold	1,223,074	2,294,431	$52,882,259	$82,692,584
Reinvestment of distributions	27,344	181,115	1,146,518	6,835,297
Shares redeemed	(512,536)	(3,160,497)	(21,843,547)	(112,238,415)
Net increase (decrease)	737,882	(684,951)	$32,185,230	$(22,710,534)
Class M
Shares sold	79,056	160,871	$3,225,349	$5,547,656
Reinvestment of distributions	2,821	14,921	112,333	535,974
Shares redeemed	(55,773)	(98,100)	(2,322,235)	(3,337,843)
Net increase (decrease)	26,104	77,692	$1,015,447	$2,745,787
Class C
Shares sold	228,870	663,580	$8,368,924	$21,199,013
Reinvestment of distributions	6,445	34,946	229,330	1,128,044
Shares redeemed	(126,498)	(384,979)	(4,582,798)	(11,371,770)
Net increase (decrease)	108,817	313,547	$4,015,456	$10,955,287
Stock Selector Small Cap
Shares sold	8,910,774	25,861,139	$399,424,948	$975,438,106
Reinvestment of distributions	411,043	1,299,902	17,888,590	50,904,159
Shares redeemed	(6,321,087)	(17,316,957)	(281,850,577)	(643,006,069)
Net increase (decrease)	3,000,730	9,844,084	$135,462,961	$383,336,196
Class I
Shares sold	9,654,428	27,141,825	$434,358,492	$1,032,597,880
Reinvestment of distributions	280,641	893,690	12,278,045	35,193,526
Shares redeemed	(6,498,218)	(18,013,233)	(290,476,036)	(671,043,226)
Net increase (decrease)	3,436,851	10,022,282	$156,160,501	$396,748,180
Class Z
Shares sold	4,756,202	11,322,672	$213,347,657	$425,185,948
Reinvestment of distributions	144,622	575,347	6,317,090	22,616,873
Shares redeemed	(3,378,816)	(12,460,495)	(151,047,768)	(469,883,983)
Net increase (decrease)	1,522,008	(562,476)	$68,616,979	$(22,081,162)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.538515.128
SCS-SANN-0626
Fidelity® Focused Stock Fund

Semi-Annual Report
April 30, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Focused Stock Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
CANADA - 2.5%
Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
PrairieSky Royalty Ltd	4,849,748	122,497,776
FINLAND - 2.0%
Information Technology - 2.0%
Communications Equipment - 2.0%
Nokia Oyj ADR	7,700,000	99,407,000
SWITZERLAND - 3.7%
Information Technology - 3.7%
Electronic Equipment, Instruments & Components - 3.7%
TE Connectivity PLC	869,000	183,932,540
TAIWAN - 4.9%
Information Technology - 4.9%
Semiconductors & Semiconductor Equipment - 4.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	612,000	242,388,720
UNITED STATES - 86.5%
Communication Services - 11.0%
Interactive Media & Services - 11.0%
Alphabet Inc Class A	1,218,000	468,686,400
Meta Platforms Inc Class A	129,000	78,936,390
TOTAL COMMUNICATION SERVICES		547,622,790
Consumer Discretionary - 10.9%
Automobiles - 0.0%
Tesla Inc (a)	1,000	381,630
Broadline Retail - 5.8%
Amazon.com Inc (a)	1,077,900	285,708,174
Household Durables - 2.6%
Somnigroup International Inc	1,683,000	127,672,380
Specialty Retail - 0.3%
Lowe's Cos Inc	84,000	20,058,360
Textiles, Apparel & Luxury Goods - 2.2%
Ralph Lauren Corp Class A	300,000	107,592,000
TOTAL CONSUMER DISCRETIONARY		541,412,544
Financials - 7.1%
Banks - 2.6%
Citigroup Inc	997,000	127,596,060
Capital Markets - 3.4%
Bank of New York Mellon Corp/The	714,909	96,062,322
Robinhood Markets Inc Class A (a)	1,021,000	74,420,690
		170,483,012
Insurance - 1.1%
Chubb Ltd	171,000	55,917,000
TOTAL FINANCIALS		353,996,072
Health Care - 7.4%
Biotechnology - 0.4%
Gilead Sciences Inc	167,000	21,850,280
Health Care Providers & Services - 0.9%
UnitedHealth Group Inc	117,000	43,346,160
Pharmaceuticals - 6.1%
Eli Lilly & Co	226,500	211,686,900
Johnson & Johnson	399,000	91,710,150
		303,397,050
TOTAL HEALTH CARE		368,593,490
Industrials - 14.5%
Aerospace & Defense - 2.9%
Boeing Co (a)	621,000	142,227,630
Ground Transportation - 1.8%
Old Dominion Freight Line Inc	431,000	91,557,330
Machinery - 7.8%
Caterpillar Inc	82,000	72,989,020
Cummins Inc	293,000	196,605,930
PACCAR Inc	923,000	109,652,400
		379,247,350
Trading Companies & Distributors - 2.0%
Fastenal Co	690,000	31,001,700
WW Grainger Inc	60,000	69,681,000
		100,682,700
TOTAL INDUSTRIALS		713,715,010
Information Technology - 32.1%
Electronic Equipment, Instruments & Components - 5.4%
Amphenol Corp Class A	84,000	12,370,680
Corning Inc	972,000	159,641,280
Flex Ltd (a)	1,068,000	97,775,400
		269,787,360
Semiconductors & Semiconductor Equipment - 15.2%
Intel Corp (a)	1,810,000	171,008,800
Micron Technology Inc	213,000	110,155,080
NVIDIA Corp	1,967,000	392,554,190
Teradyne Inc	107,000	36,751,290
Texas Instruments Inc	141,000	39,632,280
		750,101,640
Software - 0.8%
Microsoft Corp	970	395,547
Strategy Inc Class A (a)(b)	240,000	39,708,000
		40,103,547
Technology Hardware, Storage & Peripherals - 10.7%
Apple Inc	493,000	133,775,550
Seagate Technology Holdings PLC	45,000	30,313,800
Western Digital Corp	836,000	363,258,720
		527,348,070
TOTAL INFORMATION TECHNOLOGY		1,587,340,617
Materials - 3.0%
Metals & Mining - 3.0%
Steel Dynamics Inc	651,000	148,857,660
Utilities - 0.5%
Electric Utilities - 0.5%
NextEra Energy Inc	273,000	26,721,240
TOTAL UNITED STATES		4,288,259,423
TOTAL COMMON STOCKS (Cost $3,043,691,496)		4,936,485,459

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	37,262,045	37,269,497
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	32,765,073	32,768,350
TOTAL MONEY MARKET FUNDS (Cost $70,037,847)			70,037,847

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $3,113,729,343)	5,006,523,306
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(50,515,080)
NET ASSETS - 100.0%	4,956,008,226

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	55,864,376	790,871,850	809,464,583	783,173	(2,146)	-	37,269,497	37,262,045	0.1%
Fidelity Securities Lending Cash Central Fund	19,169,550	187,932,215	174,333,415	4,629	-	-	32,768,350	32,765,073	0.1%
Total	75,033,926	978,804,065	983,797,998	787,802	(2,146)	-	70,037,847

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	547,622,790	547,622,790	-	-
Consumer Discretionary	541,412,544	541,412,544	-	-
Energy	122,497,776	122,497,776	-	-
Financials	353,996,072	353,996,072	-	-
Health Care	368,593,490	368,593,490	-	-
Industrials	713,715,010	713,715,010	-	-
Information Technology	2,113,068,877	2,113,068,877	-	-
Materials	148,857,660	148,857,660	-	-
Utilities	26,721,240	26,721,240	-	-

Money Market Funds	70,037,847	70,037,847	-	-
Total Investments in Securities:	5,006,523,306	5,006,523,306	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $33,569,805) - See accompanying schedule:
Unaffiliated issuers (cost $3,043,691,496)	$4,936,485,459
Fidelity Central Funds (cost $70,037,847)	70,037,847

Total Investment in Securities (cost $3,113,729,343)		$5,006,523,306
Foreign currency held at value (cost $426,982)		430,135
Receivable for investments sold		20,093,206
Receivable for fund shares sold		1,655,987
Dividends receivable		1,352,957
Distributions receivable from Fidelity Central Funds		254,161
Prepaid expenses		1,108
Other receivables		1,335
Total assets		5,030,312,195
Liabilities
Payable for investments purchased	$34,453,934
Payable for fund shares redeemed	4,060,543
Accrued management fee	2,980,686
Distribution and service plan fees payable	1,759
Other payables and accrued expenses	38,697
Collateral on securities loaned	32,768,350
Total liabilities		74,303,969
Net Assets		$4,956,008,226
Net Assets consist of:
Paid in capital		$2,720,392,118
Total accumulated earnings (loss)		2,235,616,108
Net Assets		$4,956,008,226

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($3,427,943 ÷ 78,571 shares)(a)		$43.63
Maximum offering price per share (100/94.25 of $43.63)		$46.29
Class M :
Net Asset Value and redemption price per share ($1,458,711 ÷ 33,548 shares)(a)		$43.48
Maximum offering price per share (100/96.50 of $43.48)		$45.06
Class C :
Net Asset Value and offering price per share ($673,065 ÷ 15,609 shares)(a)		$43.12
Fidelity Focused Stock Fund :
Net Asset Value, offering price and redemption price per share ($4,540,671,924 ÷ 103,486,604 shares)		$43.88
Class I :
Net Asset Value, offering price and redemption price per share ($137,370,577 ÷ 3,135,668 shares)		$43.81
Class Z :
Net Asset Value, offering price and redemption price per share ($272,406,006 ÷ 6,207,194 shares)		$43.89
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$14,708,759
Interest		508
Income from Fidelity Central Funds (including $4,629 from security lending)		787,802
Security lending		8
Total income		15,497,077
Expenses
Management fee
Basic fee	$12,866,296
Performance adjustment	3,655,107
Distribution and service plan fees	10,719
Custodian fees and expenses	40,228
Independent trustees' fees and expenses	6,615
Registration fees	48,811
Audit fees	26,903
Legal	3,008
Interest	2,262
Miscellaneous	5,963
Total expenses before reductions	16,665,912
Expense reductions	(1,521)
Total expenses after reductions		16,664,391
Net Investment income (loss)		(1,167,314)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	370,962,437
Fidelity Central Funds	(2,146)
Foreign currency transactions	(65)
Total net realized gain (loss)		370,960,226
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	204,221,009
Assets and liabilities in foreign currencies	9,606
Total change in net unrealized appreciation (depreciation)		204,230,615
Net gain (loss)		575,190,841
Net increase (decrease) in net assets resulting from operations		$574,023,527
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,167,314)	$5,450,140
Net realized gain (loss)	370,960,226	542,681,766
Change in net unrealized appreciation (depreciation)	204,230,615	63,992,042
Net increase (decrease) in net assets resulting from operations	574,023,527	612,123,948
Distributions to shareholders	(466,515,288)	(410,450,652)

Share transactions - net increase (decrease)	518,459,811	(263,430,009)
Total increase (decrease) in net assets	625,968,050	(61,756,713)

Net Assets
Beginning of period	4,330,040,176	4,391,796,889
End of period	$4,956,008,226	$4,330,040,176

Financial Highlights
Fidelity Advisor® Focused Stock Fund Class A

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$43.61	$40.97	$41.45
Income from Investment Operations
Net investment income (loss) B,C	(.07)	(.06)	(.01)
Net realized and unrealized gain (loss)	4.87	6.48	(.47) D
Total from investment operations	4.80	6.42	(.48)
Distributions from net investment income	-	(.15) E	-
Distributions from net realized gain	(4.78)	(3.63) E	-
Total distributions	(4.78)	(3.78)	-
Net asset value, end of period	$43.63	$43.61	$40.97
Total Return F,G,H	12.57%	16.64%	(1.16)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.08% K	.97%	.91% K,L
Expenses net of fee waivers, if any	1.08 % K	.97%	.90% K,L
Expenses net of all reductions, if any	1.08% K	.97%	.90% K,L
Net investment income (loss)	(.35)% K	(.16)%	(.28)% K,L
Supplemental Data
Net assets, end of period (000 omitted)	$3,428	$2,395	$208
Portfolio turnover rate M	133 % K	153%	105%

AFor the period October 8, 2024 (commencement of sale of shares) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAudit fees are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Focused Stock Fund Class M

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$43.53	$40.96	$41.45
Income from Investment Operations
Net investment income (loss) B,C	(.12)	(.15)	(.01)
Net realized and unrealized gain (loss)	4.85	6.47	(.48) D
Total from investment operations	4.73	6.32	(.49)
Distributions from net investment income	-	(.11) E	-
Distributions from net realized gain	(4.78)	(3.63) E	-
Total distributions	(4.78)	(3.75) F	-
Net asset value, end of period	$43.48	$43.53	$40.96
Total Return G,H,I	12.43%	16.36%	(1.18)%
Ratios to Average Net Assets C,J,K
Expenses before reductions	1.33% L	1.22%	1.15% L,M
Expenses net of fee waivers, if any	1.33 % L	1.22%	1.15% L,M
Expenses net of all reductions, if any	1.33% L	1.22%	1.15% L,M
Net investment income (loss)	(.60)% L	(.40)%	(.52)% L,M
Supplemental Data
Net assets, end of period (000 omitted)	$1,459	$1,585	$111
Portfolio turnover rate N	133 % L	153%	105%

AFor the period October 8, 2024 (commencement of sale of shares) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ITotal returns do not include the effect of the sales charges.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAudit fees are not annualized.
NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Focused Stock Fund Class C

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$43.31	$40.95	$41.45
Income from Investment Operations
Net investment income (loss) B,C	(.22)	(.35)	(.03)
Net realized and unrealized gain (loss)	4.81	6.45	(.47) D
Total from investment operations	4.59	6.10	(.50)
Distributions from net investment income	-	(.11) E	-
Distributions from net realized gain	(4.78)	(3.63) E	-
Total distributions	(4.78)	(3.74)	-
Net asset value, end of period	$43.12	$43.31	$40.95
Total Return F,G,H	12.14%	15.78%	(1.21)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.84% K	1.74%	1.67% K,L
Expenses net of fee waivers, if any	1.84 % K	1.74%	1.67% K,L
Expenses net of all reductions, if any	1.84% K	1.74%	1.67% K,L
Net investment income (loss)	(1.10)% K	(.93)%	(1.05)% K,L
Supplemental Data
Net assets, end of period (000 omitted)	$673	$933	$99
Portfolio turnover rate M	133 % K	153%	105%

AFor the period October 8, 2024 (commencement of sale of shares) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the contingent deferred sales charge.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAudit fees are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Focused Stock Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$43.77	$40.98	$26.96	$26.03	$39.09	$30.56
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.05	.04	.13	.05	(.10)
Net realized and unrealized gain (loss)	4.90	6.51	14.17	2.68	(8.41)	12.18
Total from investment operations	4.89	6.56	14.21	2.81	(8.36)	12.08
Distributions from net investment income	-	(.13) C	(.19)	(.20)	-	(.01)
Distributions from net realized gain	(4.78)	(3.63) C	-	(1.68)	(4.70)	(3.54)
Total distributions	(4.78)	(3.77) D	(.19)	(1.88)	(4.70)	(3.55)
Net asset value, end of period	$43.88	$43.77	$40.98	$26.96	$26.03	$39.09
Total Return E,F	12.75%	16.98%	52.96%	11.64%	(24.13)%	42.82%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.79% I	.69%	.64%	.51%	.80%	.86%
Expenses net of fee waivers, if any	.79 % I	.69%	.63%	.51%	.79%	.86%
Expenses net of all reductions, if any	.79% I	.69%	.63%	.51%	.79%	.86%
Net investment income (loss)	(.06)% I	.13%	.12%	.48%	.17%	(.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$4,540,672	$4,308,801	$4,390,947	$2,593,441	$2,573,993	$3,952,650
Portfolio turnover rate J	133 % I	153%	105%	130%	142%	107%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Focused Stock Fund Class I

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$43.72	$40.98	$41.45
Income from Investment Operations
Net investment income (loss) B,C	(.02)	.04	- D
Net realized and unrealized gain (loss)	4.89	6.49	(.47) E
Total from investment operations	4.87	6.53	(.47)
Distributions from net investment income	-	(.16) F	-
Distributions from net realized gain	(4.78)	(3.63) F	-
Total distributions	(4.78)	(3.79)	-
Net asset value, end of period	$43.81	$43.72	$40.98
Total Return G,H	12.71%	16.92%	(1.13)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.82% K	.72%	.67% K,L
Expenses net of fee waivers, if any	.82 % K	.72%	.67% K,L
Expenses net of all reductions, if any	.82% K	.72%	.67% K,L
Net investment income (loss)	(.09)% K	.10%	(.04)% K,L
Supplemental Data
Net assets, end of period (000 omitted)	$137,371	$2,298	$99
Portfolio turnover rate M	133 % K	153%	105%

AFor the period October 8, 2024 (commencement of sale of shares) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
FThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAudit fees are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Focused Stock Fund Class Z

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$43.77	$40.98	$41.45
Income from Investment Operations
Net investment income (loss) B,C	- D	.08	- D
Net realized and unrealized gain (loss)	4.90	6.51	(.47) E
Total from investment operations	4.90	6.59	(.47)
Distributions from net investment income	-	(.16) F	-
Distributions from net realized gain	(4.78)	(3.63) F	-
Total distributions	(4.78)	(3.80) G	-
Net asset value, end of period	$43.89	$43.77	$40.98
Total Return H,I	12.78%	17.08%	(1.13)%
Ratios to Average Net Assets C,J,K
Expenses before reductions	.71% L	.61%	.55% L,M
Expenses net of fee waivers, if any	.71 % L	.61%	.55% L,M
Expenses net of all reductions, if any	.71% L	.61%	.55% L,M
Net investment income (loss)	.02% L	.21%	.08% L,M
Supplemental Data
Net assets, end of period (000 omitted)	$272,406	$14,028	$333
Portfolio turnover rate N	133 % L	153%	105%

AFor the period October 8, 2024 (commencement of sale of shares) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
FThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
GTotal distributions per share do not sum due to rounding.
HTotal returns for periods of less than one year are not annualized.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAudit fees are not annualized.
NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Focused Stock Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Focused Stock Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended October 31, 2025.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,905,584,036
Gross unrealized depreciation	(34,743,116)
Net unrealized appreciation (depreciation)	$1,870,840,920
Tax cost	$3,135,682,386
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Focused Stock Fund	2,910,681,377	2,836,678,086
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.69
Class M	.69
Class C	.69
Fidelity Focused Stock Fund	.65
Class I	.69
Class Z	.57

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.65
Class M	.65
Class C	.66
Fidelity Focused Stock Fund	.61
Class I	.64
Class Z	.53

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Focused Stock Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity Focused Stock Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .17%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	3,172	169
Class M	.25%	.25%	3,800	41
Class C	.75%	.25%	3,747	1,496
			10,719	1,706

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	4,104
Class M	52
4,156
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Focused Stock Fund	31,870

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Focused Stock Fund	Borrower	20,697,000	3.94%	2,262

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Focused Stock Fund	138,867,243	264,262,037	24,979,183
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Focused Stock Fund	2,630
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Focused Stock Fund	497	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,521.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Focused Stock Fund
Distributions to shareholders
Class A	$254,923	$172,515
Class M	174,185	18,142
Class C	89,709	80,471
Fidelity Focused Stock Fund	464,132,612	409,805,093
Class I	266,973	32,563
Class Z	1,596,886	341,868
Total	$466,515,288	$410,450,652
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Focused Stock Fund
Class A
Shares sold	26,275	81,132	$1,030,204	$3,320,550
Reinvestment of distributions	6,684	4,191	254,923	165,477
Shares redeemed	(9,309)	(35,486)	(377,751)	(1,391,651)
Net increase (decrease)	23,650	49,837	$907,376	$2,094,376
Class M
Shares sold	296	38,628	$11,749	$1,532,750
Reinvestment of distributions	4,579	459	174,185	18,142
Shares redeemed	(7,734)	(5,393)	(304,000)	(214,962)
Net increase (decrease)	(2,859)	33,694	$(118,066)	$1,335,930
Class C
Shares sold	1,735	58,972	$69,623	$2,348,441
Reinvestment of distributions	2,373	2,039	89,709	80,471
Shares redeemed	(10,052)	(41,871)	(391,835)	(1,417,557)
Net increase (decrease)	(5,944)	19,140	$(232,503)	$1,011,355
Fidelity Focused Stock Fund
Shares sold	3,460,954	15,499,258	$138,406,162	$610,368,426
Reinvestment of distributions	11,149,203	9,619,268	427,125,957	380,153,403
Shares redeemed	(9,559,233)	(33,824,638)	(383,111,786)	(1,273,356,564)
Net increase (decrease)	5,050,924	(8,706,112)	$182,420,333	$(282,834,735)
Class I
Shares sold	3,119,483	72,715	$117,306,342	$2,936,810
Reinvestment of distributions	6,978	825	266,973	32,563
Shares redeemed	(43,360)	(23,386)	(1,796,370)	(894,216)
Net increase (decrease)	3,083,101	50,154	$115,776,945	$2,075,157
Class Z
Shares sold	5,966,030	359,673	$222,981,020	$14,611,124
Reinvestment of distributions	31,479	5,624	1,205,974	222,091
Shares redeemed	(110,829)	(52,898)	(4,481,268)	(1,945,307)
Net increase (decrease)	5,886,680	312,399	$219,705,726	$12,887,908
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703563.128
TQG-SANN-0626
Fidelity® Disciplined Equity Fund

Semi-Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Disciplined Equity Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	24,500	2,296,385
CANADA - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
Agnico Eagle Mines Ltd/CA (United States)	91,435	17,208,981
JAPAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Allegro MicroSystems Inc (a)	86,200	4,180,700
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	14,900	4,374,491
TAIWAN - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	72,700	28,793,562
UNITED KINGDOM - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
TechnipFMC PLC	141,600	10,700,712
UNITED STATES - 96.8%
Communication Services - 13.2%
Entertainment - 1.3%
Netflix Inc (a)	326,836	30,595,118
Interactive Media & Services - 11.9%
Alphabet Inc Class A	276,791	106,509,177
Alphabet Inc Class C	234,296	89,487,014
Meta Platforms Inc Class A	120,674	73,841,627
		269,837,818
TOTAL COMMUNICATION SERVICES		300,432,936
Consumer Discretionary - 6.8%
Broadline Retail - 5.1%
Amazon.com Inc (a)	440,858	116,853,821
Hotels, Restaurants & Leisure - 0.4%
DoorDash Inc Class A (a)	7,200	1,214,280
Hilton Worldwide Holdings Inc	24,001	7,778,004
		8,992,284
Household Durables - 0.5%
PulteGroup Inc	68,383	8,367,344
Toll Brothers Inc	22,300	3,169,722
		11,537,066
Specialty Retail - 0.8%
Floor & Decor Holdings Inc Class A (a)	55,600	2,691,040
O'Reilly Automotive Inc (a)	147,100	14,621,740
		17,312,780
TOTAL CONSUMER DISCRETIONARY		154,695,951
Consumer Staples - 2.0%
Beverages - 0.2%
Monster Beverage Corp (a)	70,181	5,408,850
Consumer Staples Distribution & Retail - 1.7%
Costco Wholesale Corp	30,334	30,774,753
Dollar Tree Inc (a)	58,800	5,710,068
		36,484,821
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	39,396	3,022,067
TOTAL CONSUMER STAPLES		44,915,738
Energy - 3.0%
Energy Equipment & Services - 0.9%
Baker Hughes Co Class A	174,900	12,185,283
Halliburton Co	191,100	8,083,530
		20,268,813
Oil, Gas & Consumable Fuels - 2.1%
APA Corp	263,400	10,728,282
ConocoPhillips	96,100	12,087,458
Diamondback Energy Inc	34,800	7,155,924
Phillips 66	52,700	9,441,205
Valero Energy Corp	36,700	9,269,686
		48,682,555
TOTAL ENERGY		68,951,368
Financials - 9.4%
Banks - 2.3%
JPMorgan Chase & Co	136,981	42,906,559
Wells Fargo & Co	126,765	10,423,886
		53,330,445
Capital Markets - 3.0%
Ares Management Corp Class A	100,279	11,772,755
Evercore Inc Class A	34,860	11,200,169
Goldman Sachs Group Inc/The	24,639	22,760,769
KKR & Co Inc Class A	121,876	12,716,542
Moody's Corp	10,039	4,636,512
S&P Global Inc	13,758	5,932,862
		69,019,609
Financial Services - 2.4%
Apollo Global Management Inc	52,800	6,796,415
Mastercard Inc Class A	38,506	19,365,438
Visa Inc Class A	85,151	28,086,206
		54,248,059
Insurance - 1.7%
Arthur J Gallagher & Co	58,695	12,114,648
Marsh & McLennan Cos Inc	29,450	4,939,060
Progressive Corp/The	70,410	14,172,125
Travelers Companies Inc/The	21,559	6,578,513
		37,804,346
TOTAL FINANCIALS		214,402,459
Health Care - 5.8%
Biotechnology - 1.4%
Alnylam Pharmaceuticals Inc (a)	21,373	6,614,730
Gilead Sciences Inc	185,599	24,283,773
		30,898,503
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp (a)	142,661	8,218,700
Intuitive Surgical Inc (a)	17,633	8,069,037
TransMedics Group Inc (a)(b)	81,000	8,163,990
		24,451,727
Health Care Providers & Services - 0.3%
Tenet Healthcare Corp (a)	28,500	5,047,920
UnitedHealth Group Inc	13,600	5,038,528
		10,086,448
Life Sciences Tools & Services - 0.9%
Danaher Corp	33,645	6,020,773
Thermo Fisher Scientific Inc	28,852	13,818,954
		19,839,727
Pharmaceuticals - 2.1%
Eli Lilly & Co	50,896	47,567,402
TOTAL HEALTH CARE		132,843,807
Industrials - 17.9%
Aerospace & Defense - 5.9%
Axon Enterprise Inc (a)	14,232	5,717,848
Boeing Co (a)	124,074	28,416,668
Carpenter Technology Corp	17,000	7,279,400
GE Aerospace	174,193	50,503,777
HEICO Corp Class A	52,058	10,881,163
Howmet Aerospace Inc	105,535	25,649,226
TransDigm Group Inc	4,709	5,462,346
		133,910,428
Air Freight & Logistics - 0.3%
FedEx Corp	19,300	7,783,883
Building Products - 1.0%
Trane Technologies PLC	44,734	22,033,284
Commercial Services & Supplies - 0.6%
Cintas Corp	74,852	13,077,393
Construction & Engineering - 2.8%
Comfort Systems USA Inc	7,962	14,652,071
Construction Partners Inc Class A (a)	86,500	10,696,590
EMCOR Group Inc	14,229	12,687,572
IES Holdings Inc (a)	18,100	11,657,848
Sterling Infrastructure Inc (a)	25,200	12,993,624
		62,687,705
Electrical Equipment - 3.7%
Eaton Corp PLC	63,650	27,561,087
GE Vernova Inc	34,802	37,706,575
Nextpower Inc Class A (a)	33,300	3,967,029
nVent Electric PLC	25,500	3,643,950
Vertiv Holdings Co Class A	36,378	11,949,809
		84,828,450
Ground Transportation - 1.0%
Old Dominion Freight Line Inc	108,500	23,048,655
Machinery - 2.6%
ITT Inc	40,622	8,706,919
Mueller Industries Inc	45,400	6,148,522
Parker-Hannifin Corp	25,110	22,835,536
Westinghouse Air Brake Technologies Corp	83,395	22,507,477
		60,198,454
TOTAL INDUSTRIALS		407,568,252
Information Technology - 34.5%
Communications Equipment - 1.9%
Arista Networks Inc (a)	157,817	27,256,574
Lumentum Holdings Inc (a)	5,000	4,511,600
Motorola Solutions Inc	29,601	12,995,727
		44,763,901
Electronic Equipment, Instruments & Components - 2.1%
Amphenol Corp Class A	200,714	29,559,151
Coherent Corp (a)	30,800	9,847,068
Corning Inc	57,000	9,361,680
		48,767,899
Semiconductors & Semiconductor Equipment - 18.8%
Astera Labs Inc (a)	19,200	3,739,008
Broadcom Inc	205,116	85,621,572
GlobalFoundries Inc (a)	162,700	10,510,420
Intel Corp (a)	230,200	21,749,296
KLA Corp	14,219	24,888,227
Lam Research Corp	110,347	28,454,077
MACOM Technology Solutions Holdings Inc (a)	10,100	2,844,261
Micron Technology Inc	54,200	28,030,072
NVIDIA Corp	1,109,890	221,500,748
		427,337,681
Software - 5.6%
AppLovin Corp Class A (a)	3,000	1,339,050
Crowdstrike Holdings Inc Class A (a)	21,700	9,672,775
Fair Isaac Corp (a)	1,290	1,322,250
Intuit Inc	23,900	9,285,150
Microsoft Corp	240,762	98,177,928
Nutanix Inc Class A (a)	46,200	1,889,118
Palantir Technologies Inc Class A (a)	38,100	5,300,091
		126,986,362
Technology Hardware, Storage & Peripherals - 6.1%
Apple Inc	202,529	54,956,245
Everpure Inc Class A (a)	2,400	171,480
Seagate Technology Holdings PLC	41,600	28,023,424
Western Digital Corp	125,700	54,619,164
		137,770,313
TOTAL INFORMATION TECHNOLOGY		785,626,156
Materials - 2.1%
Chemicals - 0.9%
Albemarle Corp	38,700	7,612,290
Corteva Inc	151,808	12,297,966
		19,910,256
Construction Materials - 0.3%
Martin Marietta Materials Inc	5,819	3,602,368
Vulcan Materials Co	12,771	3,853,522
		7,455,890
Metals & Mining - 0.9%
Alcoa Corp	141,600	9,032,664
Nucor Corp	37,900	8,538,491
Reliance Inc	6,300	2,283,750
		19,854,905
TOTAL MATERIALS		47,221,051
Real Estate - 1.4%
Health Care REITs - 0.9%
Welltower Inc	91,200	19,821,408
Real Estate Management & Development - 0.5%
Compass Inc Class A (a)	1,523,200	11,530,624
TOTAL REAL ESTATE		31,352,032
Utilities - 0.7%
Electric Utilities - 0.5%
Constellation Energy Corp	19,161	5,997,393
NRG Energy Inc	30,800	4,791,864
		10,789,257
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	26,063	4,113,784
TOTAL UTILITIES		14,903,041
TOTAL UNITED STATES		2,202,912,791
TOTAL COMMON STOCKS (Cost $1,008,099,426)		2,270,467,622

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	11,319,115	11,321,379
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	3,657,559	3,657,924
TOTAL MONEY MARKET FUNDS (Cost $14,979,303)			14,979,303

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $1,023,078,729)	2,285,446,925
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(10,611,410)
NET ASSETS - 100.0%	2,274,835,515

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,302,461	206,208,297	216,189,751	150,574	372	-	11,321,379	11,319,115	0.0%
Fidelity Securities Lending Cash Central Fund	11,224,875	233,873,741	241,441,391	9,489	699	-	3,657,924	3,657,559	0.0%
Total	32,527,336	440,082,038	457,631,142	160,063	1,071	-	14,979,303

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	300,432,936	300,432,936	-	-
Consumer Discretionary	154,695,951	154,695,951	-	-
Consumer Staples	44,915,738	44,915,738	-	-
Energy	79,652,080	79,652,080	-	-
Financials	214,402,459	214,402,459	-	-
Health Care	132,843,807	132,843,807	-	-
Industrials	407,568,252	407,568,252	-	-
Information Technology	822,974,909	822,974,909	-	-
Materials	66,726,417	66,726,417	-	-
Real Estate	31,352,032	31,352,032	-	-
Utilities	14,903,041	14,903,041	-	-

Money Market Funds	14,979,303	14,979,303	-	-
Total Investments in Securities:	2,285,446,925	2,285,446,925	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,153,911) - See accompanying schedule:
Unaffiliated issuers (cost $1,008,099,426)	$2,270,467,622
Fidelity Central Funds (cost $14,979,303)	14,979,303

Total Investment in Securities (cost $1,023,078,729)		$2,285,446,925
Receivable for investments sold		3,093,409
Receivable for fund shares sold		48,962
Dividends receivable		149,830
Distributions receivable from Fidelity Central Funds		36,809
Prepaid expenses		574
Other receivables		44
Total assets		2,288,776,553
Liabilities
Payable for investments purchased	$7,894,331
Payable for fund shares redeemed	933,047
Accrued management fee	1,422,085
Other payables and accrued expenses	34,350
Collateral on securities loaned	3,657,225
Total liabilities		13,941,038
Net Assets		$2,274,835,515
Net Assets consist of:
Paid in capital		$852,691,170
Total accumulated earnings (loss)		1,422,144,345
Net Assets		$2,274,835,515

Net Asset Value and Maximum Offering Price
Disciplined Equity :
Net Asset Value, offering price and redemption price per share ($2,218,457,415 ÷ 28,452,976 shares)		$77.97
Class K :
Net Asset Value, offering price and redemption price per share ($56,378,100 ÷ 722,641 shares)		$78.02
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$6,693,197
Income from Fidelity Central Funds (including $9,489 from security lending)		160,063
Security lending		250
Total income		6,853,510
Expenses
Management fee
Basic fee	$6,734,339
Performance adjustment	1,492,504
Custodian fees and expenses	24,436
Independent trustees' fees and expenses	3,447
Registration fees	30,467
Audit fees	28,166
Legal	1,881
Interest	3,802
Miscellaneous	3,097
Total expenses		8,322,139
Net Investment income (loss)		(1,468,629)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	168,182,629
Fidelity Central Funds	1,071
Total net realized gain (loss)		168,183,700
Change in net unrealized appreciation (depreciation) on investment securities		(28,668,713)
Net gain (loss)		139,514,987
Net increase (decrease) in net assets resulting from operations		$138,046,358
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,468,629)	$(710,147)
Net realized gain (loss)	168,183,700	174,403,278
Change in net unrealized appreciation (depreciation)	(28,668,713)	240,744,732
Net increase (decrease) in net assets resulting from operations	138,046,358	414,437,863
Distributions to shareholders	(164,681,559)	(176,360,083)

Share transactions - net increase (decrease)	45,730,662	(9,991,986)
Total increase (decrease) in net assets	19,095,461	228,085,794

Net Assets
Beginning of period	2,255,740,054	2,027,654,260
End of period	$2,274,835,515	$2,255,740,054

Financial Highlights
Fidelity® Disciplined Equity Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$79.15	$70.74	$53.10	$47.71	$65.18	$45.48
Income from Investment Operations
Net investment income (loss) A,B	(.05)	(.03)	.19	.22	.11	(.06)
Net realized and unrealized gain (loss)	4.70	14.64	20.11	6.49	(16.65)	19.77
Total from investment operations	4.65	14.61	20.30	6.71	(16.54)	19.71
Distributions from net investment income	-	(.19)	(.22)	(.12)	-	(.01)
Distributions from net realized gain	(5.83)	(6.01)	(2.45)	(1.20)	(.93)	-
Total distributions	(5.83)	(6.20)	(2.66) C	(1.32)	(.93)	(.01)
Net asset value, end of period	$77.97	$79.15	$70.74	$53.10	$47.71	$65.18
Total Return D,E	6.52%	21.88%	39.52%	14.44%	(25.71)%	43.35%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.77% H	.66%	.53%	.49%	.71%	.79%
Expenses net of fee waivers, if any	.77 % H	.66%	.53%	.48%	.70%	.78%
Expenses net of all reductions, if any	.77% H	.66%	.53%	.48%	.70%	.78%
Net investment income (loss)	(.14)% H	(.04)%	.29%	.44%	.20%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,218,457	$2,200,019	$1,965,862	$1,503,508	$1,422,066	$2,091,163
Portfolio turnover rate I	64 % H	53%	39%	36%	28%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Disciplined Equity Fund Class K

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$79.17	$70.75	$53.11	$47.72	$65.14	$45.42
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.03	.24	.27	.16	(.01)
Net realized and unrealized gain (loss)	4.70	14.64	20.11	6.49	(16.65)	19.75
Total from investment operations	4.68	14.67	20.35	6.76	(16.49)	19.74
Distributions from net investment income	-	(.24)	(.26)	(.17)	-	(.02)
Distributions from net realized gain	(5.83)	(6.01)	(2.45)	(1.20)	(.93)	-
Total distributions	(5.83)	(6.25)	(2.71)	(1.37)	(.93)	(.02)
Net asset value, end of period	$78.02	$79.17	$70.75	$53.11	$47.72	$65.14
Total Return C,D	6.56%	21.97%	39.63%	14.55%	(25.65)%	43.47%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.70% G	.59%	.45%	.40%	.62%	.70%
Expenses net of fee waivers, if any	.70 % G	.59%	.44%	.39%	.62%	.70%
Expenses net of all reductions, if any	.70% G	.59%	.44%	.39%	.62%	.70%
Net investment income (loss)	(.07)% G	.04%	.37%	.52%	.28%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$56,378	$55,721	$61,792	$49,256	$52,937	$112,543
Portfolio turnover rate H	64 % G	53%	39%	36%	28%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity and Class K shares, each of which has equal rights as to assets and voting privileges.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,277,801,547
Gross unrealized depreciation	(25,007,934)
Net unrealized appreciation (depreciation)	$1,252,793,613
Tax cost	$1,032,653,312
The Fund intends to elect to defer to its next fiscal year $1,197,172 of ordinary losses recognized during the period January 1, 2025 to October 31, 2025.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Disciplined Equity Fund	696,101,456	799,957,692
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Disciplined Equity	.65
Class K	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Disciplined Equity	.62
Class K	.55

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Disciplined Equity Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Disciplined Equity. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .14%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Disciplined Equity Fund	7,603

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Disciplined Equity Fund	Borrower	4,979,143	3.93%	3,802

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Disciplined Equity Fund	45,504,658	70,944,232	11,831,724
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Disciplined Equity Fund	1,372
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Disciplined Equity Fund	1,049	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Disciplined Equity Fund	4,492,056
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Disciplined Equity Fund
Distributions to shareholders
Disciplined Equity	$160,648,184	$170,965,669
Class K	4,033,375	5,394,414
Total	$164,681,559	$176,360,083
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Disciplined Equity Fund
Disciplined Equity
Shares sold	267,408	672,237	$20,044,834	$47,387,294
Reinvestment of distributions	2,004,597	2,214,634	143,809,763	153,739,881
Shares redeemed	(1,613,784)	(2,882,223)	(119,357,217)	(200,376,841)
Net increase (decrease)	658,221	4,648	$44,497,380	$750,334
Class K
Shares sold	25,879	42,731	$1,938,828	$3,004,089
Reinvestment of distributions	56,206	77,741	4,033,375	5,394,414
Shares redeemed	(63,252)	(290,051)	(4,738,921)	(19,140,823)
Net increase (decrease)	18,833	(169,579)	$1,233,282	$(10,742,320)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703636.128
FDE-SANN-0626
Fidelity® Capital Appreciation Fund

Semi-Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Capital Appreciation Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Glencore PLC	5,319,500	41,342,293
BRAZIL - 1.6%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
MercadoLibre Inc (b)	37,995	68,110,977
Financials - 0.7%
Banks - 0.7%
NU Holdings Ltd/Cayman Islands Class A (b)	3,766,536	54,539,441
TOTAL BRAZIL		122,650,418
CANADA - 2.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Imperial Oil Ltd	268,550	35,974,055
Financials - 0.6%
Capital Markets - 0.6%
Brookfield Corp Class A (United States)	1,037,798	46,825,446
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (United States) (b)	10,100	4,136,859
Materials - 1.0%
Metals & Mining - 1.0%
Agnico Eagle Mines Ltd/CA (United States)	173,100	32,579,151
Franco-Nevada Corp	204,600	47,202,524
TOTAL MATERIALS		79,781,675
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp Class A (United States) (a)	659,300	23,906,218
TOTAL CANADA		190,624,253
GERMANY - 0.9%
Industrials - 0.9%
Electrical Equipment - 0.9%
Siemens Energy AG	327,300	69,367,215
ISRAEL - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Gamida Cell Ltd rights (a)(b)(c)	2,169,053	21
KOREA (SOUTH) - 1.9%
Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.2%
SK Hynix Inc	94,270	84,606,664
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co Ltd	373,500	56,605,538
TOTAL KOREA (SOUTH)		141,212,202
NETHERLANDS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
BE Semiconductor Industries NV	81,800	23,732,330
Software - 0.0%
Nebius Group NV Class A (b)	27,200	3,759,856
TOTAL NETHERLANDS		27,492,186
NORWAY - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Frontline PLC	501,100	18,285,139
TAIWAN - 2.5%
Information Technology - 2.5%
Semiconductors & Semiconductor Equipment - 2.5%
Taiwan Semiconductor Manufacturing Co Ltd	1,036,000	72,149,908
Taiwan Semiconductor Manufacturing Co Ltd ADR	292,176	115,719,227

TOTAL TAIWAN		187,869,135
UNITED KINGDOM - 1.6%
Consumer Staples - 1.5%
Tobacco - 1.5%
British American Tobacco PLC	1,296,023	76,329,055
British American Tobacco PLC ADR	630,100	37,049,880
TOTAL CONSUMER STAPLES		113,378,935
Energy - 0.1%
Energy Equipment & Services - 0.1%
Subsea 7 SA	217,800	7,833,061
Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (b)	158,900	4,434,899
TOTAL UNITED KINGDOM		125,646,895
UNITED STATES - 86.8%
Communication Services - 11.5%
Entertainment - 0.0%
Netflix Inc (b)	200	18,722
Interactive Media & Services - 10.6%
Alphabet Inc Class A	963,434	370,729,403
Alphabet Inc Class C	537,820	205,414,971
Epic Games Inc (b)(c)(d)	4,584	2,147,421
Match Group Inc	224,667	8,407,039
Meta Platforms Inc Class A	356,600	218,207,106
		804,905,940
Media - 0.4%
EchoStar Corp Class A (a)(b)	264,400	32,558,216
Wireless Telecommunication Services - 0.5%
T-Mobile US Inc	195,328	38,186,624
TOTAL COMMUNICATION SERVICES		875,669,502
Consumer Discretionary - 10.1%
Broadline Retail - 6.6%
Amazon.com Inc (b)	1,882,360	498,938,342
Diversified Consumer Services - 0.4%
Service Corp International/US	331,926	26,895,964
Hotels, Restaurants & Leisure - 1.7%
Domino's Pizza Inc	19,800	6,720,516
Marriott International Inc/MD Class A1	73,500	26,584,215
Planet Fitness Inc Class A (b)	280,200	18,680,934
Vail Resorts Inc (a)	375,100	47,705,218
Viking Holdings Ltd (b)	348,900	28,578,399
		128,269,282
Household Durables - 0.7%
DR Horton Inc	216,100	33,249,146
Somnigroup International Inc	229,400	17,402,284
Whirlpool Corp (a)	85,000	4,765,100
		55,416,530
Specialty Retail - 0.7%
Home Depot Inc/The	122,500	40,278,000
RH (b)	41,300	5,449,948
Warby Parker Inc Class A (b)	207,660	4,593,439
		50,321,387
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc (b)	60,200	6,139,196
TOTAL CONSUMER DISCRETIONARY		765,980,701
Consumer Staples - 3.7%
Beverages - 1.6%
Constellation Brands Inc Class A	167,400	26,211,492
Keurig Dr Pepper Inc	3,204,900	94,224,060
		120,435,552
Consumer Staples Distribution & Retail - 0.3%
Sprouts Farmers Market Inc (b)	281,300	23,024,405
Food Products - 0.5%
JM Smucker Co	309,400	30,330,482
Tyson Foods Inc Class A	122,200	7,829,354
		38,159,836
Household Products - 0.2%
Kimberly-Clark Corp	164,100	16,152,363
Personal Care Products - 0.2%
Kenvue Inc	899,400	15,766,482
Tobacco - 0.9%
Philip Morris International Inc	403,081	66,536,581
TOTAL CONSUMER STAPLES		280,075,219
Energy - 6.3%
Energy Equipment & Services - 1.6%
Archrock Inc	1,001,200	38,796,500
Kodiak Gas Services Inc	737,700	50,016,060
WaterBridge Infrastructure LLC Class A	1,017,500	30,667,450
		119,480,010
Oil, Gas & Consumable Fuels - 4.7%
Black Stone Minerals LP	637,442	9,128,169
Energy Transfer LP	2,279,743	46,028,011
Enterprise Products Partners LP	705,966	27,320,884
Exxon Mobil Corp	559,449	86,339,764
Marathon Petroleum Corp	81,902	20,335,448
MPLX LP	1,235,554	69,524,624
Shell PLC ADR	541,049	49,056,913
Viper Energy Inc Class A	995,300	49,147,914
		356,881,727
TOTAL ENERGY		476,361,737
Financials - 8.9%
Banks - 0.4%
Wells Fargo & Co	343,635	28,257,106
Capital Markets - 4.1%
Blackstone Secured Lending Fund	565,462	14,023,458
Blue Owl Capital Corp	3,010,029	35,277,540
Blue Owl Capital Inc Class A (a)	6,857,500	66,860,625
Cboe Global Markets Inc	155,480	46,657,993
Galaxy Digital Inc Class A (a)	1,487,400	40,814,256
Intercontinental Exchange Inc	239,400	37,846,746
Jefferies Financial Group Inc	215,861	10,408,817
KKR & Co Inc Class A	124,500	12,990,330
Robinhood Markets Inc Class A (b)	631,800	46,051,902
		310,931,667
Financial Services - 3.1%
Apollo Global Management Inc	718,310	92,460,863
Mastercard Inc Class A	37,400	18,809,208
Rocket Cos Inc Class A (b)	1,755,900	25,671,258
UWM Holdings Corp Class A (a)	7,871,400	27,864,756
Visa Inc Class A	227,600	75,071,584
		239,877,669
Insurance - 1.3%
Arthur J Gallagher & Co	17,225	3,555,240
Chubb Ltd	116,743	38,174,961
Marsh & McLennan Cos Inc	400	67,084
Travelers Companies Inc/The	105,627	32,231,023
W R Berkley Corp	386,300	25,816,429
		99,844,737
TOTAL FINANCIALS		678,911,179
Health Care - 4.2%
Biotechnology - 0.2%
Adamas Pharmaceuticals Inc rights (b)(c)	1,379,600	13,796
Adamas Pharmaceuticals Inc rights (b)(c)	1,379,600	14
Beam Therapeutics Inc (a)(b)	363,700	11,031,021
Krystal Biotech Inc (b)	19,100	5,009,166
		16,053,997
Health Care Equipment & Supplies - 0.5%
Baxter International Inc	1,275,000	22,414,500
Boston Scientific Corp (b)	305,100	17,576,811
		39,991,311
Health Care Providers & Services - 1.2%
Cigna Group/The	96,100	27,924,738
Humana Inc	78,800	18,631,472
UnitedHealth Group Inc	118,300	43,827,784
		90,383,994
Life Sciences Tools & Services - 1.3%
Bruker Corp	622,400	22,848,304
Danaher Corp	56,100	10,039,095
Thermo Fisher Scientific Inc	145,277	69,581,872
		102,469,271
Pharmaceuticals - 1.0%
Eli Lilly & Co	39,300	36,729,780
Royalty Pharma PLC Class A	721,500	36,139,935
		72,869,715
TOTAL HEALTH CARE		321,768,288
Industrials - 11.6%
Aerospace & Defense - 2.7%
Anduril Industries Inc Class B (c)(d)	800	55,160
Boeing Co (b)	620,341	142,076,699
Carpenter Technology Corp	26,534	11,361,859
GE Aerospace	72,630	21,057,616
Huntington Ingalls Industries Inc	39,800	14,498,742
Space Exploration Technologies Corp (b)(c)(d)	32,615	17,174,733
		206,224,809
Air Freight & Logistics - 0.8%
United Parcel Service Inc Class B	556,900	60,590,720
Building Products - 0.6%
A O Smith Corp (a)	779,200	48,185,728
Construction & Engineering - 0.5%
EMCOR Group Inc	41,300	36,825,971
Electrical Equipment - 1.5%
GE Vernova Inc	94,920	102,842,023
Nextpower Inc Class A (b)	79,000	9,411,270
		112,253,293
Machinery - 4.9%
Allison Transmission Holdings Inc	1,115,800	149,907,730
Cummins Inc	34,400	23,082,744
Otis Worldwide Corp	1,023,500	79,710,180
PACCAR Inc	214,900	25,530,120
Westinghouse Air Brake Technologies Corp	336,000	90,683,040
		368,913,814
Professional Services - 0.6%
KBR Inc	318,300	11,933,067
Paycom Software Inc	114,487	14,512,372
SS&C Technologies Holdings Inc	328,573	22,770,109
		49,215,548
TOTAL INDUSTRIALS		882,209,883
Information Technology - 26.2%
Communications Equipment - 0.7%
Arista Networks Inc (b)	324,334	56,015,725
Electronic Equipment, Instruments & Components - 0.2%
Coherent Corp (b)	46,500	14,866,515
IT Services - 0.1%
Akamai Technologies Inc (b)	90,800	9,350,584
Semiconductors & Semiconductor Equipment - 12.2%
Broadcom Inc	358,446	149,626,114
First Solar Inc (b)	12,700	2,564,003
GlobalFoundries Inc (b)	60,900	3,934,140
Micron Technology Inc	199,400	103,121,704
NVIDIA Corp	3,186,660	635,961,736
Rambus Inc (b)	223,700	25,750,107
		920,957,804
Software - 3.9%
AppLovin Corp Class A (b)	8,400	3,749,340
Asapp Inc warrants 8/28/2028 (b)(c)(d)	1,620,156	437,442
Microsoft Corp	620,310	252,950,012
Nutanix Inc Class A (b)	105,645	4,319,824
Riot Platforms Inc (a)(b)	851,500	14,679,860
Terawulf Inc (a)(b)	1,015,700	22,071,161
		298,207,639
Technology Hardware, Storage & Peripherals - 9.1%
Apple Inc	883,508	239,739,896
GPGI Inc Class A (a)	3,164,706	48,831,413
Seagate Technology Holdings PLC	269,300	181,411,252
Western Digital Corp	513,300	223,039,116
		693,021,677
TOTAL INFORMATION TECHNOLOGY		1,992,419,944
Materials - 2.3%
Chemicals - 1.1%
CF Industries Holdings Inc	179,600	22,306,320
LyondellBasell Industries NV Class A1	563,900	42,066,940
Mosaic Co/The	759,300	17,668,911
		82,042,171
Metals & Mining - 1.2%
Coeur Mining Inc (b)	919,300	16,519,821
Newmont Corp	342,500	38,048,325
Royal Gold Inc	159,700	37,270,786
		91,838,932
TOTAL MATERIALS		173,881,103
Real Estate - 1.5%
Health Care REITs - 0.5%
Ventas Inc	458,845	40,314,122
Hotel & Resort REITs - 0.2%
Ryman Hospitality Properties Inc	123,400	12,968,106
Real Estate Management & Development - 0.2%
Compass Inc Class A (b)	1,273,500	9,640,395
Landbridge Co LLC Class A	89,400	6,144,462
		15,784,857
Retail REITs - 0.1%
Simon Property Group Inc	52,575	10,710,053
Specialized REITs - 0.5%
Millrose Properties Inc Class A	1,178,000	36,129,260
TOTAL REAL ESTATE		115,906,398
Utilities - 0.5%
Electric Utilities - 0.5%
Exelon Corp	156,565	7,200,423
NextEra Energy Inc	412,093	40,335,663
TOTAL UTILITIES		47,536,086
TOTAL UNITED STATES		6,610,720,040
TOTAL COMMON STOCKS (Cost $5,118,665,011)		7,535,209,797

Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
UNITED STATES - 0.8%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	41,000	544,070
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	153,900	283,176
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (b)(c)(d)	129,596	8,935,644
Anduril Industries Inc Series G (b)(c)(d)	7,700	530,915
TOTAL INDUSTRIALS		9,466,559
Information Technology - 0.6%
Software - 0.6%
Anthropic PBC Series F (c)(d)	26,800	8,940,480
Anthropic PBC Series G (c)(d)	33,300	11,108,880
Asapp Inc Series C (b)(c)(d)	513,013	856,732
Asapp Inc Series D (b)(c)(d)	2,823,822	2,965,013
Canva Inc Series A2 (b)(c)(d)	123	151,629
Canvas Inc Series A (b)(c)(d)	677	834,579
OpenAI Group Pbc Series A-2 (c)(d)	20,764	14,279,195
TOTAL INFORMATION TECHNOLOGY		39,136,508
Materials - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings Inc Series C2 (b)(c)(d)	110,923	1,960,009
Illuminated Holdings Inc Series C3 (b)(c)(d)	138,654	2,450,016
Illuminated Holdings Inc Series C4 (b)(c)(d)	37,518	662,943
Illuminated Holdings Inc Series C5 (b)(c)(d)	75,216	1,329,067
Illuminated Holdings Inc Series E2 (c)(d)	181,892	3,214,032
TOTAL MATERIALS		9,616,067
TOTAL UNITED STATES		59,046,380
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $50,340,741)		59,046,380

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	40,769,301	40,777,454
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	247,968,472	247,993,269
TOTAL MONEY MARKET FUNDS (Cost $288,770,723)			288,770,723

TOTAL INVESTMENT IN SECURITIES - 103.5% (Cost $5,457,776,475)	7,883,026,900
NET OTHER ASSETS (LIABILITIES) - (3.5)%	(266,941,645)
NET ASSETS - 100.0%	7,616,085,255

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $78,861,136 or 1.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	523,193

Anduril Industries Inc Class B	6/16/2025	32,706

Anduril Industries Inc Series F	8/7/2024	2,816,976

Anduril Industries Inc Series G	4/17/2025	314,798

Anthropic PBC Series F	8/18/2025	3,777,932

Anthropic PBC Series G	1/27/2026	8,629,242

Asapp Inc Series C	4/30/2021	3,384,398

Asapp Inc Series D	8/29/2023	10,904,189

Asapp Inc warrants 8/28/2028	8/29/2023	1

Canva Inc Series A2	9/22/2023	131,198

Canvas Inc Series A	9/22/2023	722,130

ElevateBio LLC Series C	3/9/2021	645,611

Epic Games Inc	3/29/2021	4,056,840

Illuminated Holdings Inc Series C2	7/7/2020	2,773,075

Illuminated Holdings Inc Series C3	7/7/2020	4,159,620

Illuminated Holdings Inc Series C4	1/8/2021	1,350,648

Illuminated Holdings Inc Series C5	6/16/2021	3,249,331

Illuminated Holdings Inc Series E2	6/14/2023 - 9/27/2023	3,057,600

OpenAI Group Pbc Series A-2	9/30/2024	3,900,800

Space Exploration Technologies Corp	11/22/2024	4,927,540

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	16,761,028	702,763,406	678,747,114	837,356	134	-	40,777,454	40,769,301	0.1%
Fidelity Securities Lending Cash Central Fund	65,209,133	874,489,159	691,699,676	256,935	(5,347)	-	247,993,269	247,968,472	0.7%
Total	81,970,161	1,577,252,565	1,370,446,790	1,094,291	(5,213)	-	288,770,723

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	875,669,502	873,522,081	-	2,147,421
Consumer Discretionary	834,091,678	834,091,678	-	-
Consumer Staples	393,454,154	317,125,099	76,329,055	-
Energy	538,453,992	538,453,992	-	-
Financials	780,276,066	780,276,066	-	-
Health Care	326,203,208	326,189,377	-	13,831
Industrials	951,577,098	934,347,205	-	17,229,893
Information Technology	2,353,130,326	2,139,330,774	213,362,110	437,442
Materials	295,005,071	253,662,778	41,342,293	-
Real Estate	115,906,398	115,906,398	-	-
Utilities	71,442,304	71,442,304	-	-

Convertible Preferred Stocks
Financials	544,070	-	-	544,070
Health Care	283,176	-	-	283,176
Industrials	9,466,559	-	-	9,466,559
Information Technology	39,136,508	-	-	39,136,508
Materials	9,616,067	-	-	9,616,067

Money Market Funds	288,770,723	288,770,723	-	-
Total Investments in Securities:	7,883,026,900	7,473,118,475	331,033,458	78,874,967
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2026 ($)
Common Stocks	4,712,195	-	10,188,852	4,927,540	-	-	-	-	19,828,587	10,188,852
Convertible Preferred Stocks	36,938,808	-	15,348,270	11,686,842	(4,927,540)	-	-	-	59,046,380	18,741,786
Convertible Corporate Bonds	1,306,030	-	27,470	-	(1,333,500)	-	-	-	-	-
Preferred Securities	2,150,298	-	(426,198)	-	(1,724,100)	-	-	-	-	-

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $280,005,160) - See accompanying schedule:
Unaffiliated issuers (cost $5,169,005,752)	$7,594,256,177
Fidelity Central Funds (cost $288,770,723)	288,770,723

Total Investment in Securities (cost $5,457,776,475)		$7,883,026,900
Foreign currency held at value (cost $309,831)		311,436
Receivable for investments sold		1,348,896
Receivable for fund shares sold		546,588
Dividends receivable		2,561,298
Distributions receivable from Fidelity Central Funds		364,858
Prepaid expenses		1,871
Other receivables		17,677
Total assets		7,888,179,524
Liabilities
Payable for investments purchased	$15,521,691
Payable for fund shares redeemed	3,780,270
Accrued management fee	4,726,586
Other payables and accrued expenses	55,929
Collateral on securities loaned	248,009,793
Total liabilities		272,094,269
Net Assets		$7,616,085,255
Net Assets consist of:
Paid in capital		$4,833,951,196
Total accumulated earnings (loss)		2,782,134,059
Net Assets		$7,616,085,255

Net Asset Value and Maximum Offering Price
Capital Appreciation :
Net Asset Value, offering price and redemption price per share ($7,366,908,687 ÷ 144,784,765 shares)		$50.88
Class K :
Net Asset Value, offering price and redemption price per share ($249,176,568 ÷ 4,867,286 shares)		$51.19
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$39,097,653
Income from Fidelity Central Funds (including $256,935 from security lending)		1,094,291
Security lending		4,490
Total income		40,196,434
Expenses
Management fee
Basic fee	$21,457,409
Performance adjustment	4,475,219
Custodian fees and expenses	44,503
Independent trustees' fees and expenses	11,251
Registration fees	32,704
Audit fees	48,904
Legal	5,740
Interest	15,645
Miscellaneous	10,136
Total expenses before reductions	26,101,511
Expense reductions	(1,474)
Total expenses after reductions		26,100,037
Net Investment income (loss)		14,096,397
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	368,373,734
Fidelity Central Funds	(5,213)
Foreign currency transactions	(160,779)
Total net realized gain (loss)		368,207,742
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	399,213,667
Assets and liabilities in foreign currencies	53,435
Total change in net unrealized appreciation (depreciation)		399,267,102
Net gain (loss)		767,474,844
Net increase (decrease) in net assets resulting from operations		$781,571,241
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,096,397	$24,627,830
Net realized gain (loss)	368,207,742	1,220,354,511
Change in net unrealized appreciation (depreciation)	399,267,102	(54,354,832)
Net increase (decrease) in net assets resulting from operations	781,571,241	1,190,627,509
Distributions to shareholders	(530,643,817)	(1,072,883,260)

Share transactions - net increase (decrease)	126,049,619	272,351,948
Total increase (decrease) in net assets	376,977,043	390,096,197

Net Assets
Beginning of period	7,239,108,212	6,849,012,015
End of period	$7,616,085,255	$7,239,108,212

Financial Highlights
Fidelity® Capital Appreciation Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$49.37	$48.93	$35.32	$34.71	$51.06	$39.58
Income from Investment Operations
Net investment income (loss) A,B	.09	.16	.09	.14	.23 C	(.01)
Net realized and unrealized gain (loss)	5.10	8.01	14.84	3.44	(9.18)	14.99
Total from investment operations	5.19	8.17	14.93	3.58	(8.95)	14.98
Distributions from net investment income	(.33)	(.11)	(.15)	(.14)	(.17)	(.01)
Distributions from net realized gain	(3.35)	(7.62)	(1.18)	(2.84)	(7.23)	(3.49)
Total distributions	(3.68)	(7.73)	(1.32) D	(2.97) D	(7.40)	(3.50)
Net asset value, end of period	$50.88	$49.37	$48.93	$35.32	$34.71	$51.06
Total Return E,F	11.31%	18.95%	43.35%	11.03%	(20.14)%	40.02%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.73% I	.63%	.57%	.65%	.83%	.84%
Expenses net of fee waivers, if any	.73 % I	.63%	.57%	.64%	.82%	.84%
Expenses net of all reductions, if any	.73% I	.63%	.57%	.64%	.82%	.84%
Net investment income (loss)	.39% I	.36%	.20%	.39%	.59% C	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$7,366,909	$7,009,751	$6,619,161	$4,920,535	$4,809,269	$6,548,723
Portfolio turnover rate J	76 % I	84% K	56% K	49%	69%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .21%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Capital Appreciation Fund Class K

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$49.67	$49.16	$35.48	$34.85	$51.24	$39.70
Income from Investment Operations
Net investment income (loss) A,B	.11	.19	.13	.16	.26 C	.02
Net realized and unrealized gain (loss)	5.12	8.05	14.90	3.47	(9.21)	15.04
Total from investment operations	5.23	8.24	15.03	3.63	(8.95)	15.06
Distributions from net investment income	(.36)	(.11)	(.17)	(.16)	(.21)	(.03)
Distributions from net realized gain	(3.35)	(7.62)	(1.18)	(2.84)	(7.23)	(3.49)
Total distributions	(3.71)	(7.73)	(1.35)	(3.00)	(7.44)	(3.52)
Net asset value, end of period	$51.19	$49.67	$49.16	$35.48	$34.85	$51.24
Total Return D,E	11.34%	19.02%	43.46%	11.13%	(20.08)%	40.12%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.66% H	.55%	.48%	.57%	.75%	.76%
Expenses net of fee waivers, if any	.66 % H	.55%	.48%	.56%	.75%	.76%
Expenses net of all reductions, if any	.66% H	.55%	.48%	.56%	.75%	.76%
Net investment income (loss)	.46% H	.43%	.29%	.47%	.67% C	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$249,177	$229,357	$229,851	$236,602	$326,063	$543,400
Portfolio turnover rate I	76 % H	84% J	56% J	49%	69%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Convertible Preferred Stocks	$59,046,380	Market comparable	Enterprise value/Revenue multiple (EV/R)	6.0 - 33.2 / 16.6	Increase
		Market approach	Transaction price	$12.76	Increase
			Premium rate	5.0%	Increase
		Black scholes	Discount rate	3.8%	Increase
			Term	2.0 - 4.0 / 2.3	Increase
			Volatility	65.0% - 75.0% / 66.2%	Increase
Common Stocks	$19,828,587	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	89.5	Increase
			Enterprise value/Revenue multiple (EV/R)	4.3 - 13.6 / 4.7	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Discount rate	4.6%	Decrease
			Term	0.2	Increase
			Probability rate	2.5%	Increase
		Black scholes	Discount rate	3.8%	Increase
			Term	2.0	Increase
			Volatility	65%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,689,075,510
Gross unrealized depreciation	(272,717,329)
Net unrealized appreciation (depreciation)	$2,416,358,181
Tax cost	$5,466,668,719

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Capital Appreciation Fund	2,734,687,429	3,131,764,159

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Capital Appreciation Fund	29,895,523	-	558,275,092	558,275,092	1,359,058,919
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Capital Appreciation	.63
Class K	.55

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:
Total Management Fee Rate %
Capital Appreciation	.60
Class K	.53

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Capital Appreciation Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Capital Appreciation. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .12%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Capital Appreciation Fund	$17,677

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Capital Appreciation Fund	61,465

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Capital Appreciation Fund	Borrower	14,282,400	3.94%	15,645

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Capital Appreciation Fund	176,676,435	228,115,874	35,283,067
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Capital Appreciation Fund	4,510
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Capital Appreciation Fund	27,897	6,274	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Capital Appreciation Fund	27,083,810
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,474.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Capital Appreciation Fund
Distributions to shareholders
Capital Appreciation	$513,703,352	$1,036,857,286
Class K	16,940,465	36,025,974
Total	$530,643,817	$1,072,883,260
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Capital Appreciation Fund
Capital Appreciation
Shares sold	1,623,651	33,849,345	$77,229,695	$1,532,933,665
Reinvestment of distributions	10,399,994	22,375,848	477,255,741	967,084,139
Shares redeemed	(9,227,580)	(49,500,916)	(439,476,145)	(2,225,669,199)
Net increase (decrease)	2,796,065	6,724,277	$115,009,291	$274,348,605
Class K
Shares sold	318,796	633,810	$15,078,131	$28,562,581
Reinvestment of distributions	366,994	828,946	16,940,465	36,025,974
Shares redeemed	(436,505)	(1,520,525)	(20,978,268)	(66,585,212)
Net increase (decrease)	249,285	(57,769)	$11,040,328	$(1,996,657)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703454.128
CAF-SANN-0626

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Capital Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	June 22, 2026